UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

  Date of fiscal year end:  April 30

 Date of reporting period:  July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.7%
21,071	Alliance Bernstein National Municipal Income Fund, Inc.	$283,405
11,978	BlackRock Investment Quality Municipal Trust, Inc.	178,712
12,041	BlackRock Long-Term Municipal Advantage Trust	132,090
35,374	BlackRock Muni Intermediate Duration Fund, Inc.	496,651
33,069	BlackRock MuniAssets Fund, Inc.	425,267
8,572	BlackRock Municipal 2018 Term Trust	137,066
10,760	BlackRock Municipal 2020 Term Trust	178,186
7,462	BlackRock Municipal Bond Trust	114,915
8,993	BlackRock Municipal Income Investment Quality Trust	124,193
24,021	BlackRock Municipal Income Quality Trust	329,088
32,229	BlackRock Municipal Income Trust	437,348
16,720	BlackRock Municipal Income Trust II	237,591
65,283	BlackRock Municipal Target Term Trust	1,277,588
27,146	BlackRock MuniEnhanced Fund, Inc.	297,249
8,257	BlackRock MuniHoldings Fund II, Inc.	123,525
10,377	BlackRock MuniHoldings Fund, Inc.	164,164
35,115	BlackRock MuniHoldings Investment Quality Fund	475,106
20,922	BlackRock MuniHoldings Quality Fund II, Inc.	270,731
13,294	BlackRock MuniHoldings Quality Fund, Inc.	169,233
12,867	BlackRock MuniVest Fund II, Inc.	198,666
45,026	BlackRock MuniVest Fund, Inc.	435,401
33,372	BlackRock MuniYield Fund, Inc.	466,541
10,007	BlackRock MuniYield Investment Fund	145,702
8,657	BlackRock MuniYield Investment Quality Fund	114,792
20,825	BlackRock MuniYield Quality Fund II, Inc.	264,686
61,618	BlackRock MuniYield Quality Fund III, Inc.	829,378
27,586	BlackRock MuniYield Quality Fund, Inc.	409,100
19,044	Dreyfus Municipal Bond Infrastructure Fund, Inc.	218,244
14,949	Dreyfus Municipal Income, Inc.	136,933
35,083	Dreyfus Strategic Municipal Bond Fund, Inc.	281,015
44,141	Dreyfus Strategic Municipals, Inc.	365,046
24,611	DWS Municipal Income Trust	325,357
63,321	Eaton Vance Municipal Bond Fund	774,416
7,360	Eaton Vance Municipal Bond Fund II	92,810
11,453	Eaton Vance Municipal Income Term Trust	191,036
11,737	Eaton Vance Municipal Income Trust	145,891
15,621	Eaton Vance National Municipal Opportunities Trust	309,452
40,860	Invesco Advantage Municipal Income Trust II	454,772
34,772	Invesco Municipal Income Opportunities Trust	240,274
68,834	Invesco Municipal Opportunity Trust	840,463
56,520	Invesco Municipal Trust	688,414
53,928	Invesco Quality Municipal Income Trust	648,215
55,118	Invesco Trust for Investment Grade Municipals	704,408
42,710	Invesco Value Municipal Income Trust	627,410
20,254	MainStay DefinedTerm Municipal Opportunities Fund	352,420
29,499	MFS High Income Municipal Trust	140,710
38,611	MFS Municipal Income Trust	249,041
13,272	Neuberger Berman Intermediate Municipal Fund, Inc.	197,885
73,278	Nuveen AMT-Free Municipal Income Fund	967,270
9,507	Nuveen AMT-Free Municipal Value Fund	152,682
39,861	Nuveen Dividend Advantage Municipal Fund	548,089
30,478	Nuveen Dividend Advantage Municipal Fund 2	416,939
45,794	Nuveen Dividend Advantage Municipal Fund 3	633,789
33,472	Nuveen Dividend Advantage Municipal Income Fund	476,307
15,296	Nuveen Enhanced Municipal Value Fund	226,993
89,131	Nuveen Insured Municipal Opportunity Fund, Inc.	1,246,051
40,111	Nuveen Insured Quality Municipal Fund, Inc.	519,036
47,518	Nuveen Intermediate Duration Municipal Term Fund	582,571
12,053	Nuveen Intermediate Duration Quality Municipal Term Fund	151,386
32,464	Nuveen Investment Quality Municipal Fund, Inc.	473,000
45,276	Nuveen Municipal Advantage Fund, Inc.	613,943
31,168	Nuveen Municipal High Income Opportunity Fund	401,755
47,288	Nuveen Municipal Market Opportunity Fund, Inc.	621,364
149,934	Nuveen Municipal Value Fund, Inc.	1,397,385
56,205	Nuveen Performance Plus Municipal Fund, Inc.	802,045
20,340	Nuveen Premier Municipal Income Fund, Inc.	271,336
72,525	Nuveen Premium Income Municipal Fund 2, Inc.	981,988
40,172	Nuveen Premium Income Municipal Fund 4, Inc.	513,398
65,432	Nuveen Premium Income Municipal Fund, Inc.	870,246
56,470	Nuveen Quality Income Municipal Fund, Inc.	777,027
36,322	Nuveen Select Quality Municipal Fund Inc	496,158
14,883	Nuveen Select Tax Free	205,088
12,866	Nuveen Select Tax Free 2	173,562
11,799	Nuveen Select Tax Free 3	161,882
12,271	PIMCO Municipal Income Fund	171,180
32,795	PIMCO Municipal Income Fund II	380,094
16,883	PIMCO Municipal Income Fund III	182,505
9,934	Pioneer Municipal High Income Advantage Trust	146,030
10,475	Pioneer Municipal High Income Trust	153,354
52,766	Putnam Managed Municipal Income Trust	366,196
43,893	Putnam Municipal Opportunities Trust	506,964
31,472	Western Asset Managed Municipals Fund, Inc.	404,415
7,441	Western Asset Municipal Defined Opportunity Trust, Inc.	167,869
19,828	Western Asset Municipal High Income Fund, Inc.	147,917
8,858	Western Asset Municipal Partners Fund, Inc.	128,884
Total Closed-End Funds (Cost: $36,691,062)		34,137,284
MONEY MARKET FUND: 0.1% (Cost: $24,813)
24,813	Dreyfus Government Cash Management Fund	24,813
Total Investments: 99.8% (Cost: $36,715,875)		34,162,097
Other assets less liabilities: 0.2%		59,410
NET ASSETS: 100.0%		$34,221,507

Summary of Investments by Sector (unaudited)	% of Investments	Value
Financial	99.9%	$34,137,284
Money Market Fund	0.1	24,813
	100.0%	$34,162,097

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$34,137,284	$—	$—	$34,137,284
Money Market Fund	24,813	—	—	24,813
Total	$34,162,097	$—	$—	$34,162,097

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 99.0%
Alabama: 2.6%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$2,895,000	6.45%, 09/04/14 (c)	$2,902,440
2,250,000	6.45%, 09/04/14 (c)	2,255,782
665,000	Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority (RB)
	5.00%, 11/15/15 (c)	672,169
1,500,000	Colbert County, Alabama Health Care Authority (RB)
	5.75%, 09/04/14 (c)	1,451,415
	County of Jefferson, Alabama Sewer Revenue, Series D (RB)
5,550,000	6.00%, 10/01/23 (c)	6,072,366
9,150,000	6.50%, 10/01/23 (c)	10,343,709
1,145,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB)
	5.50%, 01/01/17 (c)	1,150,301
	Sylacauga Health Care Authority (RB)
3,250,000	6.00%, 08/01/15 (c)	3,435,803
		28,283,985
Alaska: 0.6%
	Northern Tobacco Securitization Corp. (RB)
2,170,000	5.00%, 08/20/14 (c)	1,781,483
5,815,000	5.00%, 08/20/14 (c)	4,321,592
		6,103,075
Arizona: 4.0%
1,000,000	Apache County Industrial Development Authority (RB)
	4.50%, 03/01/22 (c)	1,048,350
	Arizona Health Facilities Authority (RB)
300,000	2.00%, 02/01/15	302,106
250,000	5.00%, 02/01/22 (c)	267,040
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
350,000	5.00%, 02/01/21	406,889
875,000	5.00%, 02/01/22 (c)	923,606
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
410,000	5.10%, 10/01/16 (c)	409,971
4,010,000	5.20%, 10/01/16 (c)	3,686,112
	Downtown Phoenix Hotel Corp., Series A (RB) (FGIC)
4,650,000	5.00%, 01/01/16 (c)	4,657,300
5,150,000	5.00%, 01/01/16 (c)	5,153,193
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
2,490,000	5.50%, 07/01/17 (c)	2,326,357
3,340,000	5.63%, 07/01/17 (c)	2,854,898
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB)
	5.25%, 10/01/20 (c)	1,494,570
245,000	Salt Verde Financial Corp (RB)
	5.50%, 12/01/29	288,948
	Salt Verde Financial Corp. (RB)
5,650,000	5.00%, 12/01/32	6,277,093
8,980,000	5.00%, 12/01/37	9,843,337
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB)
	6.25%, 12/01/21 (c)	1,047,060
1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB)
	6.00%, 07/01/20 (c)	892,060
1,500,000	Tucson, Arizona University Medical Center Corp., Hospital Revenue (RB)
	5.00%, 07/01/15 (c)	1,518,495
		43,397,385
Arkansas: 0.3%
3,000,000	Rogers School District No. 30 (GO) (SAW)
	3.00%, 08/01/19 (c)	3,001,380
California: 8.7%
	California County Tobacco Securitization Agency (RB)
100,000,000	11.80%, 06/01/16 (c) ^	922,000
15,000	5.00%, 06/01/17 (c)	12,974
4,115,000	5.00%, 06/01/17 (c)	3,281,342
1,000,000	5.45%, 12/01/18 (c)	923,960
3,745,000	5.60%, 12/01/18 (c)	3,199,578
4,450,000	California Housing Finance Agency, Series G (RB)
	4.95%, 02/01/17 (c)	4,544,963
	California Municipal Finance Authority (RB)
1,500,000	6.00%, 07/01/22 (c)	1,553,295
930,000	7.00%, 06/01/22 (c)	976,333
1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB)
	5.75%, 07/01/20 (c)	1,064,680
850,000	California Municipal Finance Authority, Rocketship Education, Series A (RB)
	6.00%, 06/01/22 (c)	884,136
2,000,000	California Pollution Control Financing Authority, Poseidon Resources (Channelside) LP Desalination Project (RB)
	5.00%, 07/01/22 (c)	2,067,160
	California Statewide Communities Development Authority (RB)
1,005,000	4.90%, 07/20/19 (c)	1,035,160
1,000,000	6.00%, 10/01/22 (c)	1,045,780
3,000,000	California Statewide Communities Development Authority, Valleycare Health System, Series A (RB)
	5.13%, 07/15/17 (c)	2,961,480
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
1,050,000	5.00%, 07/01/15 (c)	978,254
2,410,000	5.25%, 07/01/15 (c)	2,286,801
3,210,000	5.25%, 07/01/15 (c)	3,020,193
	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB)
750,000	5.15%, 07/01/17 (c)	750,563
500,000	5.25%, 07/01/17 (c)	474,065
	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB)
1,750,000	7.00%, 10/01/26	1,059,800
2,000,000	7.25%, 10/01/18 (c)	1,209,460
2,500,000	7.25%, 10/01/18 (c)	1,511,050
	California Statewide Financing Authority (RB)
210,000,000	12.31%, 06/01/16 (c) ^	1,535,100
3,150,000	6.00%, 09/04/14 (c)	3,119,508
900,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
	6.00%, 09/04/14 (c)	891,288
120,000	Cathedral City Public Financing Authority (AMBAC) (TA)
	4.50%, 08/01/17 (c)	119,012
9,125,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB)
	5.50%, 07/15/22 (c) (p)	10,442,285
	Foothill-Eastern Transportation Corridor Agency (RB)
1,000,000	5.75%, 01/15/24 (c)	1,126,440
2,500,000	6.00%, 01/15/24 (c)	2,858,275
1,000,000	6.00%, 01/15/24 (c)	1,139,120
1,000,000	6.50%, 01/15/24 (c)	1,140,900
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
2,060,000	4.50%, 06/01/17 (c)	1,831,958
1,195,000	5.00%, 06/01/17 (c)	956,538
2,100,000	5.13%, 06/01/17 (c)	1,545,747
5,700,000	5.75%, 06/01/17 (c)	4,551,222
1,000,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB)
	5.30%, 06/01/22 (c)	793,220
235,000	Hesperia Community Redevelopment Agency, Refinancing and Redevelopment Projects, Series A (TA) (XLCA)
	5.00%, 09/01/15 (c)	235,259
	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA)
50,000	5.00%, 09/01/17 (c)	50,909
465,000	5.50%, 09/01/17 (c)	477,383
100,000,000	Inland Empire Tobacco Securitization Authority (RB)
	11.09%, 06/01/17 (c) ^	975,000
235,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series B (RB)
	5.75%, 06/01/21 (c)	227,736
785,000	Inland Empire Tobacco Securitization Authority, Series A (RB)
	4.63%, 06/01/17 (c)	744,164
165,000	Palomar Pomerado Health Certificates (CP)
	6.00%, 11/01/20 (c)	169,993
3,600,000	San Buenaventura, California Community Memorial Health System (RB)
	7.50%, 12/01/21 (c)	4,150,584
	San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue, Series A (RB) (NATL)
310,000	5.38%, 09/04/14 (c)	310,112
4,320,000	5.50%, 09/04/14 (c)	4,322,160
140,000	San Joaquin Hills, California Transportation Corridor Agency, Senior Lien Toll Road (RB)
	5.00%, 09/04/14 (c)	135,895
	Silicon Valley Tobacco Securitization Authority (RB)
10,000,000	7.40%, 06/01/17 (c) ^	2,056,700
100,000,000	11.32%, 06/01/17 (c) ^	980,000
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST)
	5.38%, 09/01/22 (c)	1,034,690
4,005,000	Tobacco Securitization Authority of Northern California (RB)
	5.50%, 06/01/15 (c)	3,240,806
	Tobacco Securitization Authority of Southern California (RB)
1,000,000	5.00%, 08/20/14 (c)	814,580
5,690,000	5.13%, 08/20/14 (c)	4,454,758
3,265,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
	4.00%, 09/01/21	3,215,503
		95,409,872
Colorado: 2.0%
1,500,000	City of Lakewood, Plaza Metropolitan District No. 1 (TA)
	5.00%, 12/01/22 (c)	1,518,225
1,545,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. (RB)
	4.00%, 12/01/22 (c)	1,562,397
	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB)
950,000	5.20%, 09/04/14 (c)	931,874
1,700,000	5.30%, 09/04/14 (c)	1,462,170
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,000,000	6.75%, 06/01/22 (c)	1,039,210
1,500,000	7.00%, 06/01/22 (c)	1,556,385
1,000,000	Colorado State, UCDHSC Fitzsimons Academic Projects, Series B (CP) (NATL)
	5.00%, 11/01/15 (c)	1,059,880
25,000	Denver Convention Center Hotel Authority (RB) (XLCA)
	5.00%, 11/01/16 (c)	25,331
	Denver, Colorado Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
4,550,000	5.25%, 10/01/17 (c)	4,628,988
2,000,000	5.75%, 10/01/17 (c)	2,070,260
	E-470 Public Highway Authority (RB) (NATL)
5,145,000	5.82%, 09/01/26 (c) ^	1,602,565
9,000,000	5.38%, 09/01/40 ^	2,452,050
2,500,000	Salida Hospital District (RB)
	5.25%, 10/01/16 (c)	2,505,875
		22,415,210
Connecticut: 0.4%
1,330,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB)
	6.45%, 09/04/14 (c)	1,330,798
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
801,000	7.00%, 04/01/20 (c)	911,073
1,500,000	7.88%, 04/01/20 (c)	1,741,245
		3,983,116
Delaware: 0.2%
2,145,000	Delaware Economic Development Authority, Exempt Facility (RB)
	5.38%, 10/01/20 (c)	2,267,222
District of Columbia: 1.8%
	District of Columbia (RB)
2,865,000	5.00%, 10/01/22 (c)	2,967,653
305,000	5.00%, 10/01/22 (c)	306,806
1,500,000	6.25%, 04/01/21 (c)	1,660,320
4,825,000	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB)
	5.00%, 10/01/22 (c)	4,742,396
8,255,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB)
	5.00%, 04/01/22 (c)	8,503,145
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series B (RB)
	6.50%, 10/01/28 (c)	1,459,260
		19,639,580
Florida: 6.3%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB)
	8.00%, 10/01/22 (c)	1,759,809
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,768,588
1,000,000	8.13%, 11/15/21 (c)	1,156,220
2,000,000	Callaway, Florida Capital Improvement Revenue, Special Capital Extension Project (RB) (ACA)
	5.25%, 08/01/17 (c)	1,947,780
	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 11/15/17 (c)	353,560
1,640,000	5.88%, 11/15/17 (c)	1,626,749
1,660,000	5.88%, 11/15/17 (c)	1,611,960
4,650,000	County of Miami-Dade Seaport Department (RB)
	6.00%, 10/01/23 (c)	5,360,706
3,300,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
	7.63%, 06/15/21 (c)	3,506,250
3,000,000	Hillsborough County, Florida Industrial Development Authority Revenue (RB)
	7.13%, 09/04/14 (c)	3,001,620
2,590,000	Lake County, Florida Industrial Development, Crane’s View Lodge Project, Series A (RB)
	7.13%, 11/01/17 (c)	2,569,358
	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
4,000,000	5.25%, 06/15/17 (c)	4,055,880
3,500,000	5.38%, 06/15/17 (c)	3,505,705
3,300,000	5.75%, 06/15/22 (c)	3,379,299
130,000	Lee County Industrial Development Authority/FL (RB)
	5.00%, 05/15/17 (c)	131,502
335,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB)
	5.13%, 11/15/16 (c)	336,866
	Martin County Health Facilities Authority (RB)
800,000	5.50%, 11/15/21 (c)	869,808
2,000,000	5.50%, 11/15/21 (c)	2,136,880
	Midtown Miami Community Development District (SA)
1,000,000	4.25%, 05/01/23 (c)	1,016,020
2,000,000	4.25%, 05/01/23 (c)	2,033,520
1,000,000	5.00%, 05/01/23 (c)	1,014,600
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
1,200,000	5.50%, 07/01/17 (c)	1,210,176
2,750,000	5.50%, 07/01/17 (c)	2,763,007
1,100,000	5.70%, 07/01/15 (c)	1,107,161
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,500,000	5.00%, 05/15/23 (c)	1,498,515
4,305,000	5.00%, 05/15/23 (c)	4,175,290
2,000,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB)
	7.50%, 06/01/22 (c)	2,226,000
500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB)
	6.00%, 06/01/21	532,425
1,785,000	Sarasota County Health Facilities Authority (RB)
	5.75%, 07/01/17 (c)	1,729,719
4,545,000	Stuart, Florida Capital Trust Agency, Stuart Lodge Project, Series B (RB)
	7.38%, 01/01/18 (c)	4,568,634
435,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA)
	6.13%, 05/01/20 (c)	477,974
945,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA)
	5.50%, 05/01/22 (c)	1,000,415
2,945,000	Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB)
	8.75%, 07/01/16 (c)	3,061,887
1,315,000	Town of Davie, Florida Nova Southeastern University Project, Series A (RB)
	6.00%, 04/01/23 (c)	1,519,272
		69,013,155
Georgia: 0.2%
2,100,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
	6.13%, 09/01/20 (c)	2,226,840
79,000	Georgia Local Government (CP) (NATL)
	4.75%, 06/01/28	82,503
		2,309,343
Guam: 1.2%
2,400,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP)
	6.88%, 12/01/20 (c)	2,652,072
1,000,000	Guam Government General Obligation, Series A (GO)
	6.75%, 11/15/19 (c)	1,089,870
1,200,000	Guam Government Limited Obligation, Series A (RB)
	5.63%, 12/01/19 (c)	1,304,556
1,000,000	Guam Government Waterworks Authority (RB)
	5.50%, 07/01/23 (c)	1,100,400
2,500,000	Guam Government Waterworks Authority, Water & Wastewater System (RB)
	5.88%, 07/01/15 (c)	2,629,950
	Guam Power Authority, Series A (RB)
160,000	5.00%, 10/01/22 (c)	172,534
250,000	5.50%, 10/01/20 (c)	274,125
	Territory of Guam, Series A (GO)
1,000,000	5.25%, 11/15/17 (c)	997,250
3,000,000	7.00%, 11/15/19 (c)	3,276,480
		13,497,237
Hawaii: 0.2%
2,285,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB)
	6.30%, 09/04/14 (c)	2,293,820
Illinois: 4.5%
400,000	Chicago O’Hare International Airport (RB)
	5.50%, 01/01/23 (c)	460,952
	Chicago, Illinois, Series A (GO)
1,000,000	5.00%, 01/01/24 (c)	1,011,930
2,750,000	5.25%, 01/01/24 (c)	2,934,882
465,000	City of Harvey, Illinois, Series A (GO)
	5.50%, 12/01/17 (c)	374,162
2,000,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB)
	6.50%, 10/15/20 (c)	2,041,240
3,650,000	Harvey, Illinois, Series A (GO)
	5.63%, 12/01/17 (c)	2,823,384
	Illinois Finance Authority (RB)
1,000,000	5.00%, 04/01/16 (c)	965,310
2,000,000	5.00%, 09/01/24 (c)	2,031,580
230,000	5.75%, 02/15/20 (c)	251,809
1,000,000	5.75%, 05/15/22 (c)	1,019,990
1,000,000	6.25%, 10/01/19 (c)	1,051,480
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
2,800,000	5.13%, 05/15/23 (c)	2,748,116
1,500,000	5.25%, 05/15/23 (c)	1,490,580
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
1,000,000	8.13%, 02/15/20 (c)	1,036,030
3,000,000	8.25%, 02/15/20 (c)	3,112,500
2,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB)
	6.50%, 10/15/20 (c)	2,219,849
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
300,000	8.00%, 05/15/15 (c)	200,109
610,000	8.00%, 05/15/20 (c)	405,339
1,625,000	8.13%, 05/15/20 (c)	1,079,033
350,000	Illinois Finance Authority, Peace Village (RB)
	5.25%, 08/15/23	355,908
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB)
	6.13%, 05/15/19 (c)	641,407
2,000,000	Illinois Finance Authority, Roosevelt University Project (RB)
	6.50%, 10/01/19 (c)	2,118,860
2,710,000	Illinois Finance Authority, Sherman Health System, Series A (RB)
	5.50%, 08/01/17 (c)	2,960,458
2,070,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
	6.00%, 02/15/20 (c)	2,221,483
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
1,565,000	8.00%, 05/15/20 (c)	1,586,284
7,000,000	8.00%, 05/15/20 (c)	7,072,520
1,250,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB)
	7.00%, 08/25/14 (c)	1,251,600
655,000	Illinois Sports Facilities Authority (RB) (AMBAC)
	5.00%, 09/02/14 (c)	656,572
1,000,000	Railsplitter Tobacco Settlement Authority (RB)
	5.00%, 06/01/18	1,128,730
2,000,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB)
	5.75%, 08/01/22 (c)	1,997,220
		49,249,317
Indiana: 3.5%
	Carmel, Indiana, The Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,598,580
3,000,000	7.13%, 11/15/22 (c)	3,187,140
525,000	City of Anderson, Indiana (RB)
	5.00%, 04/01/17 (c)	516,600
	Indiana Finance Authority (RB)
1,100,000	5.00%, 07/01/23 (c)	1,141,580
2,515,000	5.00%, 09/01/24 (c)	2,591,179
3,000,000	5.00%, 07/01/23 (c)	3,091,170
5,300,000	5.25%, 07/01/23 (c)	5,565,000
245,000	5.50%, 08/15/20 (c)	252,718
1,900,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB)
	6.00%, 12/01/19	2,072,824
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
1,475,000	5.13%, 08/15/20 (c)	1,562,276
2,500,000	5.50%, 08/15/20 (c)	2,597,250
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,000,000	5.00%, 06/01/22 (c)	2,055,900
3,200,000	5.00%, 06/01/22 (c)	3,257,824
1,040,000	Indiana Finance Authority, United States Steel Corp. Project (RB)
	5.75%, 08/01/22 (c)	1,038,554
1,320,000	Indiana Health Facility Financing Authority, Hospital Revenue, The Methodist Hospitals, Inc. (RB)
	5.50%, 09/04/14 (c)	1,320,647
	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB)
2,000,000	5.70%, 09/01/17 (c)	2,000,460
3,000,000	5.75%, 09/01/17 (c)	2,987,430
1,160,000	5.80%, 09/01/17 (c)	1,155,372
		37,992,504
Iowa: 1.7%
	Iowa Finance Authority (RB)
163,200	2.00%, 09/04/14 (c)	1,632
870,000	2.70%, 11/15/24 (c) §	566,039
5,180,000	Iowa Finance Authority, Alcoa, Inc. Project (RB)
	4.75%, 08/01/22 (c)	5,146,641
1,500,000	Iowa Finance Authority, Iowa Fertilizer Comp. Project (RB)
	5.25%, 12/01/23 (c)	1,581,285
	Iowa Finance Authority, Iowa Fertilizer Company Project (RB)
500,000	5.00%, 12/01/19	525,930
2,450,000	5.50%, 12/01/18 (c)	2,563,704
	Iowa Higher Education Loan Authority (RB)
610,000	5.75%, 09/01/20 (c)	636,596
325,000	6.00%, 09/01/20 (c)	334,965
5,230,000	Iowa Tobacco Settlement Authority (RB)
	5.50%, 06/01/15 (c)	4,345,764
3,000,000	Iowa Tobacco Settlement Authority, Series C (RB)
	5.38%, 06/01/15 (c)	2,492,700
		18,195,256
Kansas: 2.2%
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
1,000,000	5.00%, 05/15/17 (c)	996,820
2,000,000	5.00%, 05/15/17 (c)	1,935,420
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
18,000,000	5.13%, 01/01/17 (c)	17,425,260
1,000,000	5.25%, 01/01/17 (c)	982,050
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB)
	6.00%, 12/15/22 (c)	2,494,308
		23,833,858
Kentucky: 1.9%
3,650,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB)
	6.00%, 07/15/20 (c)	3,284,233
	Kentucky Economic Development Finance Authority (RB)
2,000,000	5.38%, 11/15/22 (c)	2,028,500
1,000,000	5.50%, 11/15/22 (c)	1,003,870
460,000	5.75%, 06/01/20 (c)	519,749
2,000,000	6.00%, 06/01/20 (c)	2,255,580
1,325,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
	6.38%, 06/01/20 (c)	1,486,915
2,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB)
	6.38%, 06/01/20 (c)	2,242,980
5,650,000	Kentucky Public Transportation Infrastructure Authority (RB)
	5.75%, 07/01/23 (c)	6,330,486
1,000,000	Kentucky Public Transportation Infrastructure Authority, Series A (RB)
	5.00%, 07/01/17	1,110,910
		20,263,223
Louisiana: 1.7%
	City of New Orleans, Louisiana (RB)
500,000	5.00%, 12/01/24 (c)	545,455
1,850,000	5.00%, 06/01/24 (c)	1,980,314
500,000	5.00%, 12/01/24 (c)	536,665
4,250,000	Lakeshore Village Master Community Development District (SA)
	5.38%, 07/01/17 (d)* §	1,487,500
100,000	Louisiana Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project (RB)
	6.75%, 11/01/17 (c)	111,454
	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB)
910,000	6.50%, 08/01/20 (c)	1,045,226
2,300,000	6.50%, 11/01/20 (c)	2,647,392
	Louisiana Public Facilities Authority (RB) (CIFG)
495,000	4.50%, 07/01/16 (c)	404,044
2,000,000	8.38%, 07/01/24 (c)	2,000,000
1,450,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB)
	6.38%, 12/01/19 (c)	1,573,555
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB)
1,525,000	5.25%, 05/15/17 (c)	1,589,630
1,050,000	5.38%, 05/15/17 (c)	1,099,634
3,000,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Series A (RB)
	7.50%, 07/01/23	3,000,000
975,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB)
	5.13%, 06/01/17 (c)	1,021,459
		19,042,328
Maine: 0.7%
2,000,000	Maine Health & Higher Educational Facilities Authority (RB)
	5.00%, 07/01/23 (c)	2,137,700
	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB)
1,165,000	6.00%, 07/01/21 (c)	1,283,655
2,220,000	6.75%, 07/01/21 (c)	2,421,398
50,000	6.95%, 07/01/21 (c)	55,447
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB)
	6.88%, 09/04/14 (c)	2,010,500
		7,908,700
Maryland: 1.0%
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA)
	5.25%, 09/01/16 (c)	2,469,254
2,000,000	County of Howard, Maryland (RB)
	5.25%, 04/01/17 (c)	1,929,960
2,955,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST)
	5.50%, 07/01/20 (c)	2,963,688
2,265,000	Maryland Economic Development Corp. (RB)
	5.75%, 09/01/20 (c)	2,474,195
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB)
	5.25%, 12/01/16 (c) (d)	940,000
545,000	Maryland Health & Higher Educational Facilities Authority (RB)
	5.75%, 01/01/18 (c)	562,097
		11,339,194
Massachusetts: 0.6%
	Massachusetts Development Finance Agency (RB)
3,150,000	4.88%, 11/01/17 (c)	3,157,717
280,000	5.25%, 09/04/14 (c)	281,352
220,000	5.50%, 07/01/21 (c)	232,390
465,000	Massachusetts Health & Educational Facilities Authority (RB)
	5.38%, 09/04/14 (c)	465,037
2,000,000	Massachusetts Health & Educational Facilities Authority, Milton Hospital Issue, Series D (RB)
	5.50%, 07/01/15 (c)	2,006,360
		6,142,856
Michigan: 3.4%
	City of Detroit, Michigan Sewage Disposal System Revenue (RB)
2,500,000	5.50%, 07/01/17 (c)	2,496,075
475,000	6.50%, 07/01/19 (c)	479,517
3,150,000	City of Detroit, Michigan Water Supply System Revenue (RB)
	5.75%, 07/01/21 (c)	3,133,935
10,000	City of Detroit, Michigan Water Supply System Revenue, Series A (RB)
	5.00%, 09/04/14 (c)	10,000
220,000	City of Detroit, Michigan Water Supply System Revenue, Series C (RB)
	4.50%, 07/01/21 (c)	202,697
345,000	Detroit Local Development Finance Authority (TA)
	5.50%, 09/04/14 (c)	334,219
315,000	Detroit, Michigan, Series A
	5.00%	313,806
	Flint, Michigan Hospital Building Authority, Hurley Medical Center (RB)
2,000,000	4.75%, 07/01/23 (c)	1,792,500
990,000	7.38%, 07/01/20 (c)	1,066,953
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
2,510,000	5.25%, 07/01/15 (c)	2,584,622
1,000,000	5.75%, 07/01/15 (c)	1,034,930
1,450,000	6.00%, 07/01/15 (c)	1,501,359
1,500,000	Kentwood, Michigan Economic Development Corp., Holland Home Obligated Group (RB)
	5.63%, 05/15/22 (c)	1,534,440
	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, Series A (RB)
1,350,000	7.38%, 10/01/20	1,244,525
1,000,000	8.00%, 10/01/19 (c)	899,600
1,000,000	Michigan Municipal Bond Authority (RB) (AMBAC)
	4.75%, 05/01/17 (c)	993,320
5,750,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB)
	7.50%, 09/04/14 (c)	5,749,482
	Michigan Tobacco Settlement Finance Authority (RB)
5,000,000	6.00%, 06/01/17 (c)	4,160,000
415,000	6.00%, 06/01/17 (c)	327,182
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
1,440,000	5.13%, 06/01/17 (c)	1,247,904
7,000,000	6.88%, 06/01/18 (c)	6,475,560
		37,582,626
Minnesota: 1.1%
3,500,000	Saint Paul Housing & Redevelopment Authority (RB)
	5.00%, 05/01/23 (c)	3,487,085
	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
500,000	6.00%, 08/01/17 (c)	508,725
500,000	6.00%, 08/01/17 (c)	506,525
2,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB)
	6.00%, 11/15/15 (c)	2,605,075
	Wayzata, Minnesota Folkstone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,374,218
2,500,000	6.00%, 05/01/19 (c)	2,715,525
		12,197,153
Mississippi: 0.0%
280,000	Mississippi Development Bank, Series A (RB) (XLCA)
	5.00%, 03/01/16 (c)	287,011
Missouri: 0.7%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB)
	5.00%, 08/01/19 (c)	1,002,180
	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
2,345,000	6.25%, 09/04/14 (c)	2,374,899
2,500,000	6.50%, 09/04/14 (c)	2,516,250
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
580,000	5.00%, 06/15/15 (c)	570,720
1,150,000	5.25%, 06/15/15 (c)	1,106,634
570,000	5.35%, 06/15/15 (c)	519,566
		8,090,249
Nebraska: 0.3%
3,160,000	Nebraska Educational Finance Authority, Concordia University Project (RB)
	5.00%, 10/01/15 (c)	3,169,290
Nevada: 0.1%
	City of North Las Vegas, Nevada (GO)
1,220,000	5.00%, 06/01/21 (c)	1,012,405
715,000	5.00%, 06/01/21 (c)	577,277
		1,589,682
New Jersey: 5.2%
1,000,000	Burlington County Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB)
	5.63%, 01/01/18 (c)	1,009,020
3,745,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB)
	5.00%, 12/01/24	4,112,160
	New Jersey Economic Development Authority (RB)
185,000	4.25%, 06/15/22 (c)	193,808
500,000	5.00%, 06/15/22 (c)	546,105
1,350,000	5.13%, 01/01/24 (c)	1,438,587
150,000	5.38%, 01/01/24 (c)	159,851
235,000	5.63%, 03/05/24 (c)	251,333
100,000	5.63%, 03/05/24 (c)	106,950
4,000,000	10.50%, 06/01/16 (c)(d)	2,996,520
840,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
	5.00%, 06/15/22 (c)	949,931
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
3,750,000	4.88%, 09/15/19	3,837,450
1,150,000	5.25%, 08/20/22 (c)	1,204,568
2,215,000	5.50%, 09/04/14 (c)	2,215,775
3,735,000	5.75%, 09/15/22 (c)	3,934,972
8,140,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB)
	6.63%, 01/01/16 (c)	8,277,078
2,050,000	New Jersey Health Care Facilities Financing Authority, Saint Peter’s University System (RB)
	6.25%, 07/01/21 (c)	2,227,878
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB)
	6.63%, 07/01/18 (c)	2,172,180
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
7,500,000	5.00%, 06/01/17 (c)	6,269,325
3,385,000	5.00%, 06/01/17 (c)	2,511,839
1,150,000	Salem County Pollution Control Financing Authority (RB)
	5.00%, 12/01/23	1,275,040
5,535,000	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
	4.50%, 06/01/17 (c)	5,424,189
1,000,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB)
	4.75%, 06/01/17 (c)	745,070
400,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB)
	7.74%, 06/01/17 (c) ^	96,768
5,800,000	Tobacco Settlement Financing Corp., Series A (RB)
	4.63%, 06/01/17 (c)	5,046,406
		57,002,803
New Mexico: 1.0%
1,390,000	County of Otero, Jail Project (RB)
	5.75%, 10/01/16 (c)	1,323,933
2,810,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB)
	6.25%, 06/01/20 (c)	3,104,600
2,850,000	Otero County, New Mexico Jail Project Revenue (RB)
	6.00%, 10/01/16 (c)	2,522,905
5,650,000	Otero County, New Mexico Jail Project Revenue (RB)
	6.00%, 10/01/16 (c)	4,493,614
		11,445,052
New York: 7.1%
4,160,000	Chautaugua County, New York Industrial Development, NRG Dunkirk Power Project (RB)
	5.88%, 02/01/20 (c)	4,534,566
1,465,000	Erie County, New York Industrial Development Agency, Orchard Park CCRC, Inc. Project, Series A (RB)
	6.00%, 11/15/16 (c)	1,484,719
	Nassau County Local Economic Assistance Corp. (RB)
1,000,000	5.00%, 07/01/22 (c)	1,084,800
415,000	5.00%, 07/01/22 (c)	439,987
4,585,000	Nassau County Tobacco Settlement Corp. (RB)
	5.00%, 06/01/16 (c)	3,751,676
	New York City Industrial Development Agency (RB) (FGIC)
1,700,000	4.50%, 09/01/16 (c)	1,710,642
2,000,000	5.00%, 07/01/22 (c)	2,142,740
600,000	5.00%, 01/01/17 (c)	617,220
	New York City Industrial Development Agency, British Airways Plc Project (RB)
5,550,000	5.25%, 09/04/14 (c)	5,549,667
4,650,000	7.63%, 09/04/14 (c)	4,663,206
2,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company, LLC Project (RB)
	5.88%, 10/01/17 (c) (d)	780,000
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB)
	5.00%, 12/01/16 (c)	2,081,240
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 01/01/17 (c)	1,970,808
790,000	5.00%, 01/01/17 (c)	799,417
530,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB)
	5.00%, 09/04/14 (c)	530,747
1,000,000	New York City Industrial Development Agency, Vaughn Collage of Aeronautics and Technology Project (RB)
	5.00%, 12/01/16 (c)	1,021,020
230,000	New York Counties Tobacco Trust IV (RB)
	5.00%, 06/01/15 (c)	180,709
2,070,000	New York Dormitory Authority, Yeshiva University (RB)
	5.00%, 09/01/19 (c)	2,232,060
2,000,000	New York Liberty Development Corp. (RB)
	5.00%, 03/15/22 (c)	2,068,960
	New York State Dormitory Authority (RB)
295,000	5.00%, 05/01/19	327,196
2,170,000	5.00%, 07/01/17 (c)	2,201,508
2,870,000	6.13%, 12/01/18 (c)	3,031,524
1,150,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB)
	7.63%, 09/04/14 (c)	1,150,610
4,400,000	Niagara Area Development Corp. (RB)
	5.25%, 11/01/17 (c)	4,418,480
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project (RB)
3,000,000	4.50%, 07/01/22 (c)	2,885,610
3,140,000	5.00%, 07/01/22 (c)	3,084,202
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project, Series A (RB)
1,000,000	4.63%, 07/01/19 (c)	1,031,600
200,000	5.00%, 07/01/19	210,550
1,295,000	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA)
	4.75%, 06/01/16 (c)	1,234,018
5,000,000	Suffolk Tobacco Asset Securitization Corp. (RB)
	6.63%, 06/01/22 (c)	4,919,550
1,000,000	Syracuse Industrial Development Agency (RB) (XLCA)
	5.00%, 01/01/17 (c)	1,013,740
945,000	Town of Oyster Bay, New York (GO) (AGM)
	3.25%, 08/01/22 (c)	937,572
100,000	Tsasc, Inc., New York City Tobacco Settlement, Series 0 (RB)
	5.00%, 06/01/16 (c)	96,277
	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
5,000,000	5.00%, 06/01/16 (c)	4,126,850
6,205,000	5.13%, 06/01/16 (c)	4,939,676
1,250,000	Westchester County Local Development Corp. (RB)
	5.50%, 05/01/24 (c)	1,331,350
	Westchester, New York Tobacco Asset Securitization Corp. (RB)
1,500,000	5.13%, 06/01/15 (c)	1,362,825
2,500,000	5.13%, 06/01/15 (c)	2,024,900
		77,972,222
North Carolina: 0.9%
2,300,000	Charlotte, North Carolina, US Airways, Inc. Project (RB)
	5.60% (c)	2,300,000
3,000,000	Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (RB)
	5.75%, 08/01/15 (c)	3,000,300
200,000	North Carolina Albemarle Hospital Authority, Health Care Facilities (RB)
	5.25%, 10/01/17 (c)	228,822
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	246,852
820,000	5.00%, 03/01/22 (c)	828,208
1,330,000	5.00%, 03/01/22 (c)	1,340,786
1,395,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB)
	6.00%, 01/01/20 (c)	1,447,592
		9,392,560
North Dakota: 0.1%
500,000	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
	5.00%, 12/01/21 (c)	526,570
Ohio: 5.4%
	Buckeye Tobacco Settlement Financing Authority (RB)
4,765,000	6.00%, 06/01/17 (c)	3,729,184
540,000	6.25%, 06/01/22 (c)	446,877
	Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
9,750,000	5.13%, 06/01/17 (c)	8,159,482
2,000,000	5.38%, 06/01/17 (c)	1,700,600
	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB)
2,500,000	5.88%, 06/01/17 (c)	2,023,725
5,000,000	5.88%, 06/01/17 (c)	3,903,850
3,380,000	6.50%, 06/01/17 (c)	2,837,848
750,000	City of Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB)
	5.70%, 09/04/14 (c)	753,930
1,035,000	Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB)
	5.38%, 09/04/14 (c)	1,035,072
2,535,000	Cleveland, Ohio Airport System Revenue (RB)
	5.00%, 01/01/22 (c)	2,789,767
1,750,000	County of Hamilton, Ohio The Christ Hospital Project (RB)
	5.00%, 06/01/22 (c)	1,832,915
2,300,000	County of Lucas, Ohio Lutheran Homes Society, Inc. Obligated Group Project (RB)
	6.63%, 11/01/20 (c)	2,472,477
2,000,000	County of Muskingum, Ohio, Genesis HealthCare System Obligated Group Project (RB)
	5.00%, 02/15/23 (c)	1,990,400
2,000,000	Franklin, Ohio, First Community Village Obligated Group (RB)
	5.63%, 07/01/20 (c)	1,773,260
2,920,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB)
	6.75%, 12/01/20 (c)	3,147,906
2,000,000	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
	5.00%, 02/15/23 (c)	1,966,620
1,000,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB)
	6.75%, 02/01/22 (c)	985,800
1,000,000	Ohio Air Quality Development Authority, Series A (RB)
	3.75%, 12/03/18 (p)	1,042,590
550,000	Ohio State Environmental Facilities, Ford Motor Company Project (RB)
	5.75%, 04/01/15 (c)	561,022
4,805,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB)
	6.25%, 09/01/20 (c)	4,627,599
4,650,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB)
	5.60%, 09/04/14 (c)	4,651,720
850,000	Ohio State Water Development Authority, Series A (RB)
	5.88%, 06/01/16 (p)	916,419
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
2,000,000	5.75%, 12/01/22 (c)	2,039,540
3,650,000	6.00%, 12/01/22 (c)	3,704,494
		59,093,097
Oklahoma: 0.5%
2,057,834	Kingfisher Hospital Authority (RB)
	6.50%, 09/04/14 (c) §	2,062,011
1,500,000	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
	5.13%, 04/01/22 (c)	1,380,030
	Oklahoma Development Finance Authority (RB)
1,000,000	5.13%, 12/01/17 (c)	925,430
250,000	5.25%, 01/01/19 (c)	253,418
1,000,000	Oklahoma Development Finance Authority, Inverness Village Community (RB)
	6.00%, 01/01/22 (c)	1,038,020
		5,658,909
Oregon: 0.1%
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
650,000	6.13%, 09/01/20 (c)	690,307
750,000	6.38%, 09/01/20 (c)	798,555
		1,488,862
Pennsylvania: 2.7%
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
1,345,000	5.75%, 08/01/22 (c)	1,347,542
1,000,000	6.75%, 12/01/21 (c)	1,129,640
1,000,000	6.88%, 11/01/19 (c)	1,100,840
2,980,000	Allentown Neighborhood Improvement Zone Development Authority (RB)
	5.00%, 05/01/22 (c)	3,056,675
750,000	Beaver County Industrial Development Authority, Pollution Control, Series B (RB)
	3.50%, 06/01/20 (p)	759,450
400,000	Cumberland County Municipal Authority (RB)
	5.25%, 01/01/22 (c)	408,092
4,575,000	Delaware County Authority (RB)
	5.00%, 12/15/16 (c)	4,491,415
6,300,000	Harrisburg, Philadelphia University Revenue, Series B (RB)
	6.00%, 09/01/17 (c) (d) §	2,912,238
1,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB)
	6.50%, 07/01/17 (c)	1,562,535
1,250,000	Lehigh County General Purpose Authority (RB)
	5.25%, 07/01/22 (c)	1,225,888
700,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB)
	5.13%, 12/01/15	723,450
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB)
	6.00%, 09/04/14 (c)	1,802,592
	Philadelphia Authority for Industrial Development (RB)
1,000,000	7.25%, 06/15/24 (c)	1,046,450
2,130,000	8.20%, 01/01/23 (c)	2,250,004
350,000	Philadelphia Authority for Industrial Development, Series A (RB)
	5.88%, 06/15/22	363,003
	Philadelphia Gas Works Co. (RB) (AMBAC)
150,000	5.00%, 10/01/17	169,641
100,000	5.00%, 10/01/17 (c)	108,999
1,290,000	Philadelphia Hospitals & Higher Education Facilities Authority (RB)
	5.63%, 07/01/22 (c)	1,319,231
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
1,990,000	5.50%, 07/01/17 (c)	2,005,263
2,175,000	5.63%, 07/01/22 (c)	2,211,627
		29,994,575
Puerto Rico: 3.8%
	Commonwealth of Puerto Rico (GO)
420,000	4.50%, 07/01/22 (c)	300,623
45,000	5.00%, 07/01/16 (c)	32,347
415,000	5.13%, 07/01/22 (c)	300,381
250,000	5.25%, 09/04/14 (c)	197,485
100,000	5.25%, 07/01/22 (c)	75,903
650,000	5.50%, 07/01/18	561,958
100,000	5.50%, 07/01/21 (c)	74,522
840,000	5.75%, 07/01/19 (c)	617,450
30,000	6.00%, 07/01/19 (c)	22,502
7,085,000	8.00%, 07/01/20 (c)	6,385,427
100,000	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
	5.50%, 07/01/19	84,730
	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB)
1,740,000	5.25%, 07/01/22 (c)	1,187,341
700,000	5.75%, 07/01/22 (c)	493,542
1,500,000	6.00%, 07/01/18 (c)	1,057,515
1,040,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB)
	5.00%, 07/01/22 (c)	710,788
7,355,000	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
	6.00%, 07/01/22 (c)	5,185,349
13,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB)
	6.48%, 05/15/15 (c) ^	867,880
1,000,000	Puerto Rico Commonwealth Highways and Transportation Authority, Series N (RB)
	5.50%, 07/01/23	457,570
3,000,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series B (RB)
	5.00%, 07/01/16 (c)	1,590,090
305,000	Puerto Rico Commonwealth Public Improvement, Series A (GO)
	6.00%, 07/01/21 (c)	228,009
655,000	Puerto Rico Commonwealth Public Improvement, Series A (GO)
	5.00%, 07/01/22 (c)	463,413
460,000	Puerto Rico Commonwealth, Government Development, Series B (RB)
	5.00%, 12/01/15	429,944
	Puerto Rico Convention Center District Authority (RB) (CIFG)
25,000	4.50%, 07/01/16 (c)	19,238
500,000	5.00%, 07/01/16 (c)	305,625
200,000	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
	4.75%, 07/01/16 (c)	128,386
	Puerto Rico Electric Power Authority (RB)
890,000	4.80%, 07/01/22 (c)	420,142
525,000	5.00%, 07/01/20	256,988
975,000	5.00%, 07/01/20 (c)	477,126
165,000	5.00%, 07/01/20 (c)	80,025
925,000	5.00%, 07/01/17 (c)	448,625
85,000	5.38%, 07/01/18 (c)	41,225
45,000	5.50%, 07/01/18 (c)	22,020
350,000	7.00%, 07/01/23 (c)	171,938
325,000	Puerto Rico Electric Power Authority, Series AAA (RB)
	5.25%, 07/01/20 (c)	159,039
125,000	Puerto Rico Electric Power Authority, Series CCC (RB)
	5.00%, 07/01/20 (c)	60,625
	Puerto Rico Electric Power Authority, Series TT (RB)
375,000	5.00%, 07/01/17	183,934
260,000	5.00%, 07/01/17 (c)	127,234
2,100,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL)
	5.25%, 07/01/29	1,921,626
	Puerto Rico Electric Power Authority, Series ZZ (RB)
500,000	4.00%, 07/01/16	243,945
500,000	5.00%, 07/01/16	249,735
385,000	5.00%, 07/01/18	188,646
175,000	5.25%, 07/01/20 (c)	84,875
500,000	5.25%, 07/01/20 (c)	242,500
200,000	Puerto Rico Government Development, Series B (RB)
	5.00%, 12/01/16	180,530
820,000	Puerto Rico Highway & Transportation Authority, Series N (RB) (NATL)
	5.25%, 07/01/33	752,711
	Puerto Rico Highways & Transportation Authority (RB)
500,000	5.00%, 07/01/15 (c)	228,900
115,000	5.00%, 07/01/15 (c)	63,853
1,500,000	5.00%, 07/01/17 (c)	686,355
400,000	5.00%, 07/01/15 (c)	183,020
780,000	5.00%, 09/04/14 (c)	356,881
1,020,000	5.00%, 07/01/17 (c)	442,527
200,000	5.00%, 07/01/17 (c)	75,000
250,000	5.25%, 09/04/14 (c)	146,485
1,055,000	5.50%, 07/01/22	482,747
2,000,000	5.50%, 07/01/24	915,120
1,500,000	5.50%, 07/01/25	686,325
1,500,000	5.50%, 07/01/26	650,925
155,000	Puerto Rico Highways & Transportation Authority, Series K (RB)
	5.00%, 07/01/15 (c)	70,937
385,000	Puerto Rico Highways & Transportation Authority, Series N (RB)
	5.50%, 07/01/21	176,176
	Puerto Rico Infrastructure Financing Authority (RB)
1,000,000	5.00%, 12/15/21 (c)	588,530
1,065,000	5.00%, 07/01/16 (c)	586,070
265,000	5.00%, 07/01/16 (c)	144,494
860,000	5.25%, 12/15/21 (c)	477,481
	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD)
1,485,000	5.00%, 07/01/17 (c)	1,008,241
320,000	5.00%, 09/04/14 (c)	215,203
325,000	5.25%, 09/04/14 (c)	219,427
25,000	5.50%, 07/01/17 (c)	19,103
745,000	5.50%, 09/04/14 (c)	521,060
505,000	5.75%, 07/01/16 (c)	377,765
20,000	6.00%, 07/01/19	15,324
35,000	6.00%, 07/01/19 (c)	26,809
1,655,000	6.00%, 07/01/21 (c)	1,160,618
1,165,000	6.75%, 07/01/19 (c)	876,896
1,570,000	Puerto Rico Public Buildings Authority, Government Facilities (RB) (COMWLTH GTD)
	5.25%, 09/04/14 (c)	1,083,567
1,865,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series B (RB)
	5.50%, 08/01/21 (c)	858,348
	University of Puerto Rico, Series P (RB)
500,000	5.00%, 06/01/16 (c)	296,215
445,000	5.00%, 06/01/16 (c)	261,869
		41,993,778
Rhode Island: 0.3%
3,000,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB)
	8.38%, 01/01/21 (c)	3,415,050
20,000	Tobacco Settlement Financing Corp., Series A (RB)
	6.25%, 09/04/14 (c)	20,003
		3,435,053
South Carolina: 1.7%
600,000	South Carolina Jobs, Economic Development Authority (RB)
	5.38%, 08/01/19 (c)	676,236
2,000,000	South Carolina Jobs-Economic Development Authority (RB)
	5.25%, 08/01/23 (c)	2,219,060
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
3,450,000	5.50%, 05/01/17 (c)	3,496,885
3,100,000	5.63%, 05/01/17 (c)	3,112,555
9,685,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB)
	5.25%, 11/01/16 (c)	8,798,532
		18,303,268
South Dakota: 0.6%
	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
1,250,000	5.00%, 11/15/16 (c)	1,287,600
5,325,000	5.00%, 11/15/16 (c)	5,292,038
		6,579,638
Tennessee: 0.7%
110,000	County of Claiborne, Tennessee (GO)
	4.13%, 04/01/20 (c)	115,745
	Shelby County, Tennessee Health, Educational and Housing Facility Board (RB)
2,000,000	5.25%, 12/01/22 (c)	1,979,480
2,500,000	5.38%, 12/01/22 (c)	2,500,625
3,000,000	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
	5.50%, 09/01/23 (c)	2,981,760
395,000	Sullivan County, Tennessee Health, Educational & Housing Facilities Board, Series C (RB)
	5.25%, 09/01/16 (c)	420,011
		7,997,621
Texas: 6.6%
2,255,000	Central Texas Regional Mobility Authority, Senior Lien Revenue (RB)
	6.25%, 01/01/21 (c)	2,540,415
3,800,000	City of Houston, Texas (RB)
	5.00%, 07/01/24 (c)	3,844,232
725,000	Decatur, Texas Hospital Authority, Series A (RB)
	6.38%, 09/01/23 (c)	794,745
580,000	Grand Parkway Transportation Corp. (RB)
	5.50%, 10/01/23 (c)	628,981
1,000,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB)
	4.88%, 10/01/22 (c)	1,007,640
1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB)
	5.13%, 01/01/23 (c)	924,280
705,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB)
	5.00%, 08/15/16	743,218
2,800,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB)
	6.50%, 07/15/21 (c)	3,136,056
340,000	IAH Public Facility Corp. (RB)
	6.13%, 11/01/14 (c)	213,360
3,000,000	Jefferson County Industrial Development Corp., Texas, Port of Beaumont Petroleum Transload Terminal, LLC Project (RB)
	8.25%, 07/01/22 (c) §	3,166,740
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
2,665,000	5.00%, 11/01/22 (c)	2,858,053
625,000	5.25%, 11/01/20 (c)	660,300
1,500,000	New Hope Cultural Education Facilities Corp. (RB)
	5.00%, 04/01/24 (c)	1,579,755
2,930,000	North Texas Tollway Authority (RB)
	5.75%, 01/01/18 (c)	3,254,146
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB)
	6.50%, 09/04/14 (c)	2,003,060
2,060,000	Red River Authority of Texas, Celanese Project, Series B (RB)
	6.70%, 09/04/14 (c)	2,064,553
	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB)
1,080,000	7.00%, 12/01/21 (c)	1,073,261
1,000,000	7.25%, 12/01/21 (c)	986,260
500,000	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
	5.00%, 07/15/15 (c)	500,305
10,000,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB)
	8.00%, 07/01/22 (c)	10,887,900
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., Series C-1 (RB)
	7.50%, 09/04/14 (c)	987,110
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation - Edgemere Project, Series A (RB)
	6.00%, 11/15/16 (c)	1,547,415
1,050,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB)
	8.00%, 11/15/19 (c)	929,208
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
1,535,000	5.00%, 12/15/22 (c)	1,672,705
2,500,000	5.00%, 12/15/22 (c)	2,668,725
1,000,000	5.00%, 12/15/22 (c)	1,060,930
	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB)
600,000	5.63%, 12/15/17	660,474
7,000,000	6.25%, 12/15/26	8,508,500
3,650,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
	7.00%, 06/30/20 (c)	4,362,334
475,000	Texas Transportation Commission, Series A (RB)
	5.00%, 08/15/22 (c)	506,326
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
785,000	6.00%, 01/01/21 (c)	846,693
2,950,000	7.00%, 01/01/21 (c)	3,215,854
2,425,000	7.13%, 01/01/21 (c)	2,618,879
		72,452,413
Vermont: 0.5%
4,650,000	Burlington, Vermont Airport Revenue, Series A (RB)
	4.00%, 07/01/22 (c)	4,183,512
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB)
	5.40%, 05/01/22 (c)	1,110,285
		5,293,797
Virgin Islands: 1.4%
	Virgin Islands Public Finance Authority (RB)
335,000	5.00%, 10/01/20 (c)	356,108
7,330,000	5.00%, 10/01/22 (c)	7,867,069
1,200,000	5.25%, 10/01/20 (c)	1,291,908
1,200,000	Virgin Islands Public Finance Authority, Series A (RB)
	5.00%, 10/01/20	1,381,968
895,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB)
	4.25%, 10/01/16 (c)	900,826
800,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series A (RB) (ACA)
	5.00%, 10/01/14 (c)	802,616
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
	6.75%, 10/01/19 (c)	1,090,900
	Virgin Islands Water and Power Authority, Series B (RB)
1,125,000	5.00%, 07/01/17 (c)	1,034,145
1,070,000	5.00%, 07/01/17 (c)	978,119
		15,703,659
Virginia: 3.6%
	Albermarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	606,586
1,500,000	5.00%, 01/01/23 (c)	1,515,315
2,750,000	City of Chesapeake, Virginia Chesapeake Expressway Toll Road Revenue (RB)
	5.00%, 07/15/22 (c)	2,826,120
1,000,000	County of Botetourt, Virginia Industrial Development Authority (RB)
	6.00%, 07/01/24 (c)	950,490
1,520,000	Fairfax County, Virginia Economic Development Authority, Residential Care Facilities Mortgage Revenue (RB)
	5.13%, 10/01/17 (c)	1,583,414
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
1,000,000	5.00%, 12/01/23 (c)	1,008,090
2,000,000	5.00%, 12/01/23 (c)	2,010,220
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,626,190
1,000,000	6.88%, 03/01/21 (c)	1,131,360
	Hanover County, Virginia Economic Development Authority, Series A (RB)
1,500,000	5.00%, 07/01/22 (c)	1,441,080
1,500,000	5.00%, 07/01/22 (c)	1,441,485
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB)
	5.40%, 12/01/16 (c)	922,150
	Route 460 Funding Corp., Series A (RB)
5,000,000	5.00%, 07/01/23 (c)	5,104,250
4,650,000	5.13%, 07/01/23 (c)	4,823,073
8,250,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB)
	5.00%, 06/01/17 (c)	5,479,320
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
2,000,000	5.50%, 07/01/22 (c)	2,122,160
3,000,000	6.00%, 07/01/22 (c)	3,315,330
1,750,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
	5.00%, 01/01/22 (c)	1,791,230
		39,697,863
Washington: 1.8%
1,000,000	Greater Wenatchee Regional Events Center Public Facilities, Series A (RB)
	5.50%, 09/01/22 (c)	1,028,150
3,000,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB)
	5.00%, 04/01/23 (c)	3,016,560
1,000,000	Washington Health Care Facilities Authority (RB)
	4.75%, 12/01/16 (c)	1,002,110
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB)
	6.25%, 07/01/19 (c)	847,613
3,000,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB)
	6.75%, 10/01/22 (c)	3,151,020
	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
1,545,000	5.25%, 01/01/17	1,553,575
3,650,000	5.63%, 01/01/17 (c)	3,632,078
5,800,000	5.63%, 01/01/17 (c)	5,451,768
		19,682,874
West Virginia: 1.7%
3,150,000	County of Pleasants, West Virginia (RB)
	5.25%, 10/15/17 (c)	3,227,836
1,800,000	Ohio County, West Virginia Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB)
	5.63%, 03/01/16 (c)	1,838,682
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB)
	7.75%, 10/01/22 (c)	5,274,472
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB)
	9.13%, 10/01/21 (c)	2,108,500
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
1,500,000	6.50%, 10/01/18 (c)	1,589,130
2,000,000	6.50%, 10/01/18 (c)	2,053,820
2,005,000	6.75%, 10/01/18 (c)	2,074,995
		18,167,435
Wisconsin: 1.4%
4,240,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series B (RB)
	5.00%, 07/01/22	4,675,787
1,000,000	Public Finance Authority, Rose Villa Project, Series A (RB)
	5.00%, 11/15/24	999,920
4,530,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB)
	5.00%, 07/01/22 (c)	4,565,107
450,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB)
	5.25%, 08/15/16 (c)	465,458
1,750,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series B (RB)
	5.13%, 08/15/16 (c)	1,806,560
2,500,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB)
	8.25%, 06/01/21 (c)	2,905,375
		15,418,207
Total Municipal Bonds (Cost: $1,076,042,311)		1,085,797,883

Number of Shares
MONEY MARKET FUND: 0.9%
(Cost: $10,048,221)
10,048,221	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	10,048,221
Total Investments: 99.9% (Cost: $1,086,090,532)		1,095,846,104
Other assets less liabilities: 0.1%		1,240,947
NET ASSETS: 100.0%		$1,097,087,051

ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $10,194,528 which represents 0.9% of net assets.

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	4.1%	$45,025,620
Development	12.8	140,235,767
Education	3.4	36,539,971
Facilities	2.7	29,516,945
General Obligation	9.7	106,567,536
Higher Education	3.9	42,736,365
Housing	0.4	4,641,642
Medical	17.6	192,739,247
Multifamily Hsg	0.1	1,035,160
Nursing Homes	10.0	109,925,034
Pollution	5.1	55,878,041
Power	0.9	9,612,381
School District	0.3	3,001,380
Single Family Hsg	0.4	4,544,963
Student Loan	0.1	971,561
Tobacco Settlement	12.2	134,003,923
Transportation	8.8	96,287,314
Utilities	2.5	27,558,666
Water	4.1	44,976,367
Money Market Fund	0.9	10,048,221
	100.0%	$1,095,846,104

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,085,797,883	$—	$1,085,797,883
Money Market Fund	10,048,221	—	—	10,048,221
Total	$10,048,221	$1,085,797,883	$—	$1,095,846,104

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.9%
Alabama: 0.1%
$100,000	Alabama Federal & Highway Finance Authority, Federal Highway Grant Anticipation (RB)
	5.00%, 09/01/22 (c)	$115,404
100,000	Alabama Federal Aid Highway Finance Authority (RB)
	5.00%, 09/01/21	118,748
350,000	Alabama Public School & College Authority, Capital Improvement, Economic Development and Training Refunding (RB)
	5.00%, 03/01/21	416,973
		651,125
Arizona: 1.8%
1,875,000	Apache County Industrial Development Authority (RB)
	4.50%, 03/01/22 (c)	1,965,656
500,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM)
	5.00%, 04/01/20 (c)	551,915
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB)
	5.00%, 07/01/20 (c)	590,480
	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB)
500,000	5.00%, 07/01/21	601,655
1,880,000	5.00%, 07/01/21 (c)	2,214,996
2,000,000	5.00%, 07/01/22 (c)	2,330,080
1,045,000	City of Phoenix, Arizona, Various Purpose, Series A (GO)
	4.00%, 07/01/22 (c)	1,121,086
5,000	Regional Transportation Authority of Pima County, Arizona (RB)
	5.00%, 06/01/21 (c)	5,841
600,000	Salt River Project Agricultural Improvement & Power District (RB)
	5.00%, 12/01/21 (c)	720,666
	Salt River Project Agricultural Improvement & Power District, Series A (RB)
1,000,000	5.00%, 12/01/21 (c)	1,194,350
1,000,000	5.00%, 12/01/21 (c)	1,163,390
		12,460,115
Arkansas: 0.7%
220,000	City of Rogers, Arkansas (RB)
	4.00%, 11/01/21 (c)	232,571
	State of Arkansas, Federal Highway Grant Anticipation (GO)
2,685,000	4.00%, 10/01/23 (c)	2,989,425
1,100,000	5.00%, 04/01/21	1,325,192
300,000	State of Arkansas, Four-Lane Highway Construction and Improvement (GO)
	5.00%, 06/15/21	362,556
		4,909,744
California: 14.8%
1,880,000	Alameda County, California Joint Powers Authority, Series A (RB)
	5.25%, 12/01/23 (c)	2,260,681
1,000,000	California Health Facilities Financing Authority (RB)
	5.00%, 10/01/24 (c)	1,159,680
1,175,000	California Health Facilities Financing Authority, Series A (RB)
	5.00%, 03/01/23 (c)	1,360,098
1,000,000	California Infrastructure & Economic Development Bank, Broad Museum Project, Series A (RB)
	5.00%, 06/01/21	1,208,830
	California State Department of Veterans Affairs, Series A (RB)
1,000,000	3.25%, 12/01/20	1,044,270
595,000	3.50%, 06/01/21 (c)	598,213
100,000	3.88%, 06/01/21 (c)	100,982
500,000	California State Department of Water Resources, Central Valley Project, Series AG (RB)
	5.00%, 12/01/19 (c)	593,125
1,500,000	California State Department of Water Resources, Series N (RB)
	5.00%, 05/01/21	1,813,875
1,000,000	California State Economic Recovery Bonds, Series A (GO)
	5.00%, 07/01/16 (c)	1,087,030
200,000	California State Economic Recovery, Series A (GO)
	5.00%, 07/01/19 (c)	236,412
	California State Public Works Board (RB)
1,635,000	5.00%, 09/01/23 (c)	1,904,301
165,000	5.00%, 12/01/21 (c)	185,389
1,250,000	5.00%, 11/01/22 (c)	1,404,062
310,000	California State Public Works Board, Department of State Hospital, Series E (RB)
	5.00%, 06/01/20	367,040
300,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB)
	5.00%, 10/01/19 (c)	347,058
1,250,000	California State Public Works Board, Various Capital Projects, Series I (RB)
	5.00%, 11/01/23	1,508,625
350,000	California State Public Works Board, Various Judicial Council Projects, Series A (RB)
	5.00%, 03/01/23 (c)	408,023
	California State Public Works Board, Various University of California Projects, Series G (RB)
1,370,000	5.00%, 12/01/21 (c)	1,672,606
505,000	5.00%, 12/01/21 (c)	616,544
1,195,000	California State University, Systemwide, Series A (RB)
	4.00%, 11/01/22 (c)	1,264,597
	California State Various Purpose (GO)
515,000	3.50%, 02/01/22 (c)	531,109
825,000	4.00%, 09/01/20	942,208
1,000,000	4.00%, 09/01/21	1,141,190
250,000	4.00%, 10/01/21	285,325
2,750,000	5.00%, 09/01/20	3,299,532
1,015,000	5.00%, 02/01/21	1,216,508
1,840,000	5.00%, 09/01/21	2,221,193
1,350,000	5.00%, 10/01/21	1,630,732
200,000	5.00%, 11/01/21	241,740
1,780,000	5.00%, 10/01/22	2,160,546
770,000	5.00%, 12/01/22	935,735
1,475,000	5.00%, 09/01/23	1,792,656
500,000	5.00%, 04/01/22 (c)	588,495
1,000,000	5.00%, 09/01/22 (c)	1,181,700
2,350,000	5.00%, 09/01/23 (c)	2,828,413
100,000	5.00%, 02/01/22 (c)	116,384
755,000	5.00%, 09/01/23 (c)	901,259
1,250,000	5.00%, 09/01/18 (c)	1,445,337
1,090,000	5.00%, 04/01/18 (c)	1,243,298
580,000	5.00%, 03/01/20 (c)	653,689
915,000	5.00%, 09/01/18 (c)	1,051,262
1,000,000	5.00%, 09/01/23 (c)	1,160,380
4,315,000	5.00%, 04/01/18 (c)	4,837,374
1,000,000	5.25%, 10/01/19 (c)	1,199,100
500,000	5.25%, 10/01/19 (c)	600,380
830,000	5.25%, 09/01/22	1,021,805
500,000	5.25%, 03/01/20 (c)	578,700
600,000	California State, Department of Water Resources Power Supply, Series L (RB)
	5.00%, 05/01/20 (c)	707,454
2,000,000	California Statewide Communities Development Authority, John Muhr Health, Series A (RB)
	5.00%, 07/01/19 (c)	2,205,140
250,000	City & County of San Francisco, California, Series A (GO)
	4.00%, 06/15/22 (c)	270,480
550,000	City & County of San Francisco, California, Series R1 (GO)
	5.00%, 12/15/21 (c)	649,610
1,000,000	City of Los Angeles, California, Series B (GO)
	5.00%, 09/01/21	1,214,550
500,000	City of Torrance, California, Memorial Medical Center, Series A (RB)
	4.75%, 09/01/20 (c)	527,750
470,000	Contra Costa Community College District (GO)
	4.00%, 08/01/22 (c)	497,002
900,000	East Bay Municipal Utility District Water System Revenue (RB)
	5.00%, 06/01/27	1,120,842
	Golden State Tobacco Securitization Corp (RB)
250,000	5.00%, 06/01/23 (c)	276,440
525,000	5.00%, 06/01/23 (c)	577,605
535,000	Huntington Beach Union High School District (GO)
	5.00%, 08/01/23 (c)	649,276
1,160,000	Los Angeles Department of Water & Power (RB)
	5.00%, 01/01/24 (c)	1,356,121
	Los Angeles Department of Water & Power, Series A (RB)
1,000,000	5.00%, 07/01/21 (c)	1,200,430
500,000	5.00%, 01/01/23 (c)	587,595
400,000	Los Angeles Department of Water & Power, Series B (RB)
	5.00%, 07/01/23 (c)	473,776
250,000	Los Angeles International Airport, Department of Airports, Series A (RB)
	5.00%, 05/15/20 (c)	290,873
	Los Angeles Unified School District/CA (GO)
1,070,000	5.00%, 07/01/24	1,307,604
550,000	5.00%, 07/01/24 (c)	651,937
750,000	5.00%, 07/01/24 (c)	884,745
1,100,000	5.00%, 07/01/24 (c)	1,285,240
500,000	5.00%, 07/01/24 (c)	581,405
	Los Angeles, California Unified School District, Series A (GO)
880,000	2.00%, 07/01/22	869,810
255,000	5.00%, 07/01/19 (c)	298,108
500,000	Orange County, California Sanitation District, Wastewater Refunding, Series A (RB)
	5.00%, 02/01/22	610,450
750,000	San Bernardino, California Community College District, Series A (GO)
	5.00%, 08/01/23	917,002
	San Diego, California Water Authority, Series A (RB)
450,000	4.50%, 05/01/21 (c)	503,411
500,000	4.50%, 05/01/21 (c)	555,095
500,000	5.00%, 05/01/21 (c)	584,155
430,000	San Dieguito Union High School District (GO)
	4.00%, 08/01/23 (c)	452,222
455,000	San Francisco Bay Area Rapid Transit District (RB)
	5.00%, 07/01/22 (c)	520,679
345,000	San Francisco, California Bay Area Toll Authority, Series F (RB)
	5.00%, 04/01/22 (c)	407,379
500,000	San Francisco, California City & County Public Utilities Commission, Series A (RB)
	5.00%, 11/01/19 (c)	578,825
	San Francisco, California City & County Public Utilities Commission, Series B (RB)
500,000	4.00%, 11/01/19 (c)	545,585
500,000	4.00%, 11/01/19 (c)	543,260
1,215,000	San Francisco, California City & County Unified School District, Series B (GO)
	4.00%, 06/15/22 (c)	1,295,105
	San Francisco, California Public Utilities Commission Water Revenue, Sub-Series A (RB)
1,000,000	5.00%, 11/01/21 (c)	1,191,560
1,250,000	5.00%, 11/01/21 (c)	1,469,275
1,000,000	San Joaquin County, California Transportation Authority, Series A (RB)
	5.00%, 03/01/21 (c)	1,138,930
600,000	San Jose, California Financing Authority Lease, Series A (RB)
	5.00%, 06/01/23 (c)	689,376
385,000	Santa Clara County Financing Authority, Series A (RB)
	4.00%, 02/01/22 (c)	427,273
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB)
	5.25%, 01/01/20 (c)	1,136,590
500,000	Southern California Public Power Authority, Windy Point Project (RB)
	5.00%, 07/01/20 (c)	583,150
	State of California (GO)
700,000	3.00%, 12/01/22	744,555
500,000	4.00%, 05/01/23	566,505
500,000	5.00%, 02/01/22	603,070
355,000	5.00%, 02/01/22 (c)	421,935
1,000,000	5.00%, 12/01/23 (c)	1,192,040
195,000	5.00%, 09/01/23 (c)	228,474
1,000,000	5.00%, 12/01/23 (c)	1,174,890
700,000	5.00%, 09/01/18 (c)	794,066
190,000	5.00%, 09/01/18 (c)	214,406
2,350,000	5.00%, 12/01/23 (c)	2,702,829
135,000	5.25%, 03/01/20 (c)	155,106
455,000	University of California, Series AF (RB)
	5.00%, 05/15/23 (c)	546,919
750,000	University of California, Series AK (RB)
	5.00%, 05/15/23 (p)	909,435
1,900,000	University of California, Series G (RB)
	5.00%, 05/15/22 (c)	2,208,997
500,000	University of California, Series Q (RB)
	5.00%, 05/15/17 (c)	560,540
		102,604,373
Colorado: 0.3%
	Denver, Colorado City & County School District No. 1, Series C (GO) (SAW)
650,000	5.00%, 12/01/21	782,678
375,000	5.00%, 12/01/23	455,299
165,000	Joint School District No. 28J in Adams and Arapahoe Counties, Colorado
	5.00%, 12/01/22	198,010
500,000	University of Colorado Enterprise System, Series A (RB)
	4.00%, 06/01/22	566,260
		2,002,247
Connecticut: 2.5%
	Connecticut State Health & Educational Facility Authority (RB)
430,000	4.00%, 07/01/24 (c)	431,737
1,245,000	5.00%, 07/01/24 (c)	1,409,066
1,000,000	Connecticut State Health & Educational Facility Authority, Series A (RB)
	5.00%, 07/01/21 (c)	1,115,950
650,000	Connecticut State, Series A (GO)
	5.00%, 10/15/23 (c)	770,399
	Connecticut State, Series B (GO)
500,000	5.00%, 04/15/21	597,335
5,000	5.00%, 05/15/21 (c)	5,880
405,000	5.00%, 04/15/22 (c)	476,078
2,500,000	5.00%, 03/01/23 (c)	2,935,250
145,000	Connecticut State, Series C (GO)
	5.00%, 12/01/19 (c)	170,053
	Connecticut State, Series D (GO)
1,100,000	5.00%, 11/01/20	1,309,682
960,000	5.00%, 11/01/21 (c)	1,116,605
	Connecticut State, Series E (GO)
225,000	5.00%, 08/15/23 (c)	267,206
1,000,000	5.00%, 09/15/22 (c)	1,178,470
480,000	Connecticut State, Series G (GO)
	5.00%, 10/15/22 (c)	569,184
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
500,000	5.00%, 12/01/20	591,585
440,000	5.00%, 01/01/23 (c)	519,992
1,000,000	5.00%, 10/01/23 (c)	1,159,040
	University of Connecticut, Series A (RB)
500,000	5.00%, 02/15/23 (c)	594,615
1,900,000	5.00%, 02/15/21 (c)	2,200,561
		17,418,688
Delaware: 0.0%
100,000	State of Delaware (GO)
	5.00%, 03/01/22	121,766
District of Columbia: 0.7%
410,000	District of Columbia (RB)
	5.00%, 06/01/20 (c)	466,154
850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB)
	5.00%, 06/01/20 (c)	988,456
395,000	District of Columbia, Income Tax Secured Revenue, Series C (RB)
	5.00%, 12/01/22 (c)	464,228
750,000	District of Columbia, Income Tax Secured Revenue, Series G (RB)
	5.00%, 12/01/21 (c)	867,660
600,000	District of Columbia, National Public Radio, Series A (RB)
	5.00%, 04/01/20 (c)	663,288
1,000,000	District of Columbia, Series A (GO)
	5.00%, 06/01/23 (c)	1,167,480
		4,617,266
Florida: 5.3%
1,000,000	Citizens Property Insurance Corp., Series A (RB)
	5.00%, 06/01/21	1,173,680
750,000	City of Jacksonville, Florida, Better Jacksonville Sales Tax, Series A (RB)
	5.00%, 10/01/25	914,370
1,225,000	City of Jacksonville, Florida, Series A (RB)
	5.00%, 10/01/22 (c)	1,401,032
2,420,000	City of Orlando, Florida, Series A (RB)
	5.25%, 05/01/24 (c)	2,861,069
1,190,000	County of Miami-Dade, Florida, Series A (RB)
	5.00%, 10/01/22	1,411,114
500,000	County of Palm Beach, Florida (RB)
	5.00%, 06/01/22 (c)	599,290
	Florida State Board of Education, Public Education Capital Outlay, Series A (GO)
500,000	4.00%, 06/01/19 (c)	558,120
500,000	4.75%, 06/01/20 (c)	574,000
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
1,170,000	3.00%, 06/01/21 (c)	1,241,171
570,000	4.00%, 06/01/22 (c)	613,166
1,000,000	4.00%, 06/01/21 (c)	1,082,420
1,500,000	5.00%, 06/01/19 (c)	1,747,875
	Florida State Board of Education, Public Education Capital Outlay, Series D (GO)
500,000	5.00%, 06/01/21 (c)	601,205
500,000	5.00%, 06/01/19 (c)	586,270
750,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO)
	5.00%, 06/01/21 (c)	885,982
1,000,000	Florida State Department of Environmental Protection, Series A (RB)
	5.00%, 07/01/21	1,189,740
	Florida State Department of Environmental Protection, Series B (RB)
1,600,000	5.00%, 07/01/20	1,892,496
1,000,000	5.00%, 07/01/21	1,189,740
	Florida State Department of Transportation, Full Faith & Credit Right-of-Way, Series A (GO)
1,300,000	5.00%, 07/01/21 (c)	1,559,636
1,000,000	5.00%, 07/01/21 (c)	1,192,580
375,000	Florida State, Board of Education, Series A (GO)
	4.00%, 06/01/21	424,388
100,000	Florida State, Right-of-Way Acquisition & Bridge Construction, Series B (GO)
	5.00%, 07/01/21 (c)	118,903
700,000	Jacksonville, Florida Transportation Refunding, Series A (RB)
	5.00%, 10/01/22 (c)	823,284
350,000	Jacksonville, Florida Transportation Refunding, Series B (RB)
	5.00%, 10/01/22	419,899
1,500,000	Jacksonville, Florida, Series B (RB)
	5.00%, 10/01/21	1,795,275
250,000	Jacksonville, Florida, Series B-1 (RB)
	5.00%, 10/01/21	300,320
800,000	Lee County School Board (CP)
	5.00%, 08/01/21	939,280
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB)
	4.00%, 11/15/22 (c)	357,662
510,000	Miami-Dade County, Florida Aviation, Series A (RB)
	4.88%, 10/01/20 (c)	577,448
110,000	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP)
	4.00%, 08/01/22 (c)	114,896
	Miami-Dade County, Florida Seaport General Obligation, Series C (GO)
500,000	5.00%, 10/01/21 (c)	573,655
1,000,000	5.00%, 10/01/21 (c)	1,138,940
	Miami-Dade County, Florida Subordinate Special Obligation, Series A (RB)
1,565,000	5.00%, 10/01/22 (c)	1,803,334
500,000	5.00%, 10/01/22 (c)	561,080
500,000	Miami-Dade County, Florida Water and Sewer System (RB) (AGM)
	5.00%, 10/01/20 (c)	558,485
100,000	Orlando-Orange County Expressway Authority (RB)
	5.00%, 07/01/22	119,653
500,000	St. Johns River Power Park (RB)
	3.00%, 10/01/19 (c)	503,800
215,000	State of Florida (GO)
	4.00%, 06/01/21 (c)	230,087
500,000	Tampa, Florida Board of Education, Public Education Capital Outlay Refunding, Series B (GO)
	4.00%, 06/01/21 (c)	557,385
1,020,000	Tampa-Hillsborough County Expressway Authority (RB)
	5.00%, 07/01/22 (c)	1,145,807
		36,338,537
Georgia: 2.3%
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB)
	3.75%, 07/01/19 (c)	543,615
750,000	DeKalb County, Georgia Hospital Authority, Dekalb Medical Center, Inc. Project (RB)
	5.25%, 09/01/20	856,432
400,000	Fulton County, Georgia Development Authority, Series B (RB)
	4.50%, 03/15/19 (c)	430,292
850,000	Fulton County, Georgia Water and Sewerage Revenue (RB)
	5.00%, 01/01/21	1,014,424
500,000	Georgia State Road & Tollway Authority, Series B (RB)
	5.00%, 10/01/20	598,945
	Georgia State, Series C (GO)
500,000	5.00%, 10/01/21	606,960
1,000,000	5.00%, 07/01/21 (c)	1,199,000
335,000	5.00%, 07/01/21 (c)	397,853
500,000	Georgia State, Series J (GO)
	4.50%, 11/01/21 (c)	584,570
	Gwinnett County, Georgia School District (GO)
655,000	5.00%, 02/01/24	807,504
500,000	5.00%, 02/01/25 (c)	615,220
760,000	Gwinnett County, Water & Sewerage Authority, Series A (RB)
	4.00%, 08/01/19 (c)	847,514
305,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB)
	3.00%, 07/01/22 (c)	306,491
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB)
	5.00%, 11/01/22	599,950
	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
1,895,000	5.00%, 01/01/23	2,264,790
1,000,000	5.00%, 01/01/23 (c)	1,166,180
	State of Georgia (GO)
1,000,000	3.00%, 02/01/24 (c)	1,000,000
1,950,000	5.00%, 07/01/22 (c)	2,341,033
		16,180,773
Hawaii: 0.9%
575,000	City & County of Honolulu, Hawaii, Series A (GO)
	5.00%, 11/01/22 (c)	669,311
	City & County of Honolulu, Hawaii, Series B (GO)
500,000	5.00%, 12/01/20 (c)	597,175
650,000	5.00%, 12/01/20 (c)	774,611
	Hawaii State, Series DZ (GO)
800,000	5.00%, 12/01/21 (c)	961,488
1,000,000	5.00%, 12/01/21 (c)	1,198,100
800,000	5.00%, 12/01/21 (c)	955,480
	Hawaii State, Series EA
350,000	5.00%, 12/01/22	421,708
600,000	5.00%, 12/01/21 (c)	721,116
		6,298,989
Illinois: 3.8%
1,000,000	Chicago Midway International Airport (RB)
	5.00%, 01/01/24 (c)	1,134,740
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO)
	5.25%, 01/01/20 (c)	578,415
1,500,000	Chicago O’Hare International Airport, Senior Lien, Series B (RB)
	5.25%, 01/01/23 (c)	1,702,530
200,000	Chicago Transit Authority (RB)
	5.25%, 12/01/21 (c)	227,686
945,000	Chicago, Illinois Board of Education, Series F (GO)
	5.00%, 12/01/20	1,073,454
	Chicago, Illinois, Series A (GO)
475,000	5.00%, 01/01/20 (c)	504,749
500,000	5.00%, 01/01/20 (c) (AGM)	535,360
450,000	5.00%, 01/01/20 (c)	473,900
1,000,000	5.00%, 01/01/20 (c) (AGM)	1,071,730
500,000	5.00%, 01/01/20 (c) (AGM)	530,810
160,000	5.25%, 01/01/24 (c)	171,139
585,000	Chicago, Illinois, Series C (GO)
	5.00%, 01/01/22 (c)	626,026
535,000	City of Chicago, Illinois, Series A (GO)
	5.00%, 01/01/24 (c)	570,096
	County of Cook County, Illinois, Series A (GO)
750,000	5.00%, 11/15/21	873,487
595,000	5.25%, 11/15/21 (c)	682,757
730,000	5.25%, 11/15/21 (c)	805,986
	County of Cook, Illinois, Series C (GO)
900,000	5.00%, 11/15/20	1,040,697
200,000	5.00%, 11/15/22 (c)	230,862
	Illinois Finance Authority, Trinity Health Credit Group (RB)
1,105,000	5.00%, 12/01/21 (c)	1,257,048
1,035,000	5.00%, 12/01/21 (c)	1,169,405
	Illinois Railsplitter Tobacco Settlement Authority (RB)
30,000	5.25%, 06/01/20	35,099
1,300,000	5.38%, 06/01/21	1,544,699
450,000	5.50%, 06/01/21 (c)	525,263
	Illinois State (GO)
500,000	4.00%, 08/01/22 (c)	489,115
1,695,000	4.00%, 06/15/21 (c)	1,784,293
500,000	5.00%, 01/01/20 (c) (AGM)	549,020
985,000	5.00%, 08/01/23	1,070,380
690,000	5.25%, 07/01/23 (c)	733,325
700,000	5.25%, 07/01/23 (c)	741,300
400,000	Illinois State Toll Highway Authority (RB)
	5.00%, 01/01/23 (c)	455,848
1,000,000	Illinois State, Series A (GO)
	4.00%, 01/01/22 (c)	1,006,350
	State of Illinois (GO)
250,000	5.00%, 05/01/24 (c)	267,280
960,000	5.00%, 04/01/24 (c)	993,398
370,000	5.50%, 07/01/23 (c)	405,701
390,000	5.50%, 07/01/23 (c)	426,418
		26,288,366
Indiana: 0.6%
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB)
	2.63%, 08/01/22 (c)	474,920
830,000	Indiana Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A (RB)
	5.00%, 05/01/22	957,471
1,000,000	Indiana Finance Authority, Series A (RB)
	5.00%, 02/01/22 (c)	1,191,590
1,000,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series B-1 (RB)
	5.00%, 01/15/20 (c)	1,151,790
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB)
	5.00%, 06/01/21 (c)	575,570
		4,351,341
Iowa: 0.3%
1,600,000	Iowa Finance Authority (RB)
	5.00%, 08/01/19 (c)	1,864,016
Kansas: 0.4%
260,000	Kansas Development Finance Authority, Department of Health and Environment, Series SRF-1 (RB)
	5.00%, 03/01/20 (c)	301,824
2,400,000	Wyandotte County, Kansas City Unified Government Utility System Revenue, Series A (RB)
	5.00%, 09/01/22 (c)	2,669,040
		2,970,864
Kentucky: 0.6%
250,000	Kentucky Asset Liability Commission Project, Series A (RB)
	5.00%, 09/01/24 (c)	289,648
	Kentucky State Property & Building Commission, Project No. 106, Series A (RB)
540,000	5.00%, 10/01/23 (c)	625,412
450,000	5.00%, 10/01/23 (c)	515,363
500,000	Kentucky State Property & Buildings Commission, Project No. 99, Series A (RB)
	5.00%, 11/01/20 (c)	590,125
600,000	Kentucky State Turnpike Authority, Economic Development Road, Revitalization Projects, Series A (RB)
	5.00%, 07/01/22 (c)	702,288
470,000	Kentucky Turnpike Authority (RB)
	5.00%, 07/01/23 (c)	548,166
300,000	Lexington Fayette Urban County Government Public Facilities Corp., Eastern State Hospital Project, Series A (RB)
	5.25%, 06/01/21 (c)	332,946
500,000	Louisville & Jefferson County, Kentucky Metropolitan Sewer District, Series A (RB)
	5.00%, 11/15/21 (c)	574,080
		4,178,028
Louisiana: 0.9%
1,500,000	Louisiana Public Facilities Authority (RB)
	5.00%, 12/01/15 (c)	1,542,285
	Louisiana State, Series A (GO)
3,400,000	4.00%, 02/01/24 (c)	3,609,610
250,000	5.00%, 05/15/20 (c)	294,008
250,000	5.00%, 02/01/24 (c)	304,865
500,000	Louisiana State, Series B (RB)
	5.00%, 05/01/20 (c)	568,140
		6,318,908
Maryland: 1.2%
1,000,000	Howard County, Maryland, Consolidated Public Improvement, Series B (GO)
	5.00%, 08/15/21 (c)	1,195,050
	Maryland State & Local Facilities Loan, Second Series B (GO)
425,000	4.00%, 08/15/19 (c)	476,051
500,000	4.50%, 03/15/19 (c)	564,910
1,400,000	Maryland State Department of Transportation (RB)
	4.00%, 02/15/21	1,594,432
750,000	Maryland State, State & Local Facilities Loan First Loan, Series A (GO)
	5.00%, 03/01/22 (c)	900,945
	Maryland State, State & Local Facilities Loan First Loan, Series B (GO)
45,000	3.00%, 03/15/20 (c)	46,721
1,750,000	4.00%, 03/15/20 (c)	1,968,505
1,000,000	Montgomery & Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO)
	3.00%, 06/01/21 (c)	1,056,260
500,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO)
	5.00%, 11/01/20	600,215
		8,403,089
Massachusetts: 2.1%
	City of Boston, Massachusetts, Series A (GO)
300,000	4.00%, 03/01/24 (c)	324,795
280,000	5.00%, 04/01/22	340,673
515,000	Commonwealth of Massachusetts (GO)
	4.00%, 07/01/22 (c)	548,753
685,000	Commonwealth of Massachusetts, Consolidated Loan, Series A (GO)
	5.00%, 04/01/21 (c)	819,993
1,730,000	Commonwealth of Massachusetts, Consolidated Loan, Series B (GO)
	5.00%, 06/01/20 (c)	2,022,145
425,000	Commonwealth of Massachusetts, Consolidated Loan, Series D (GO)
	5.00%, 10/01/21 (c)	506,477
1,000,000	Massachusetts Commonwealth, Series A (GO)
	5.00%, 04/01/21 (c)	1,159,690
1,300,000	Massachusetts Commonwealth, Series D (GO)
	4.25%, 10/01/21 (c)	1,424,072
1,150,000	Massachusetts Commonwealth, Series E (GO)
	4.00%, 12/01/19 (c)	1,274,131
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB)
	5.00%, 10/01/19 (c)	565,005
320,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB)
	5.15%, 01/01/20 (c)	339,011
1,275,000	Massachusetts Health & Educational Facilities Authority (RB)
	5.00%, 12/15/19 (c)	1,464,312
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
	5.00%, 08/15/22 (c)	581,320
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB)
	5.00%, 12/15/19 (c)	701,034
	Massachusetts State Transportation Fund, Series A (RB)
600,000	4.00%, 06/01/21 (c)	645,186
780,000	5.00%, 06/01/21	942,887
575,000	5.00%, 06/01/23	704,996
375,000	Massachusetts State, Federal Highway Grant, Series A (RB)
	5.00%, 06/15/22	455,539
		14,820,019
Michigan: 0.8%
1,000,000	Detroit City School District, School Building and Site Improvement, Series A (GO) (Q-SBLF)
	5.00%, 05/01/22 (c)	1,085,330
800,000	Detroit, Michigan Distributable State Aid (GO) (SAW)
	4.50%, 11/01/20 (c)	819,184
750,000	Michigan Finance Authority, Clean Water Revolving Fund (RB)
	5.00%, 10/01/22	915,367
675,000	Michigan Finance Authority, Hospital Revenue & Refunding Bonds, Series A (RB)
	5.00%, 06/01/22 (c)	713,873
195,000	Michigan Finance Authority, Revenue Unemployment Obligation Assessment, Series B (RB)
	5.00%, 07/01/19 (c)	227,764
250,000	Michigan Finance Authority, School District of the City of Detroit (RB)
	5.50%, 06/01/21	279,933
770,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB)
	5.00%, 10/01/21	932,416
425,000	Michigan State Building Authority, Series I-A (RB)
	5.13%, 10/15/21 (c)	476,893
		5,450,760
Minnesota: 1.3%
430,000	Metropolitan Council, Series E (GO)
	5.00%, 09/01/21	520,033
750,000	Minnesota Agricultural & Economic Development Board, Series C-1 (RB) (AGO)
	5.50%, 02/15/20 (c)	851,385
1,185,000	Minnesota Public Facilities Authority, Series C (RB)
	3.25%, 03/01/20 (c)	1,242,283
275,000	Minnesota State Various Purpose, Series H (GO)
	5.00%, 11/01/19 (c)	326,978
	Minnesota State, General Fund Appropriation, Series B (RB)
1,400,000	5.00%, 03/01/22 (c)	1,669,878
2,000,000	5.00%, 03/01/22 (c)	2,335,440
1,000,000	Minnesota State, State Trunk Highway, Series B (GO)
	5.00%, 08/01/23 (c)	1,201,040
	State of Minnesota (RB)
585,000	3.00%, 03/01/22 (c)	568,626
500,000	5.00%, 08/01/20 (c)	599,875
		9,315,538
Mississippi: 0.2%
1,000,000	Mississippi Development Bank (RB)
	5.00%, 01/01/23 (c)	1,127,000
Missouri: 1.8%
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB)
	5.00%, 10/01/20	1,191,430
1,325,000	City of Kansas City, Missouri, Series A (GO)
	5.00%, 02/01/22 (c)	1,569,820
	Health & Educational Facilities Authority of the State of Missouri (RB)
960,000	5.00%, 06/01/24 (c)	1,092,461
1,000,000	5.00%, 06/01/24 (c)	1,130,830
505,000	Kansas City, Missouri Industrial Development Authority (RB)
	5.50%, 09/01/21 (c)	582,467
	Missouri State Board of Public Buildings, Series A (RB)
1,000,000	1.00%, 10/01/19 (c)	749,810
1,200,000	2.50%, 10/01/20 (c)	1,171,320
1,250,000	4.00%, 10/01/19 (c)	1,396,562
2,555,000	4.00%, 10/01/20 (c)	2,835,437
250,000	Missouri State Environmental Improvement & Energy Resources Authority, Series A (RB)
	5.00%, 07/01/23	306,553
	University of Missouri (RB)
300,000	5.00%, 11/01/24 (c)	368,895
175,000	5.00%, 11/01/24 (c)	207,517
		12,603,102
Nebraska: 0.1%
150,000	Lincoln, Nebraska Electric System (RB)
	5.00%, 09/01/22	181,029
250,000	Nebraska Public Power District, Series A (RB)
	5.00%, 01/01/22 (c)	283,508
		464,537
Nevada: 0.6%
485,000	Clark County School District, Series A (GO)
	5.00%, 06/15/21	576,811
520,000	Clark County, Nevada Airport System Subordinate Lien, Series C (RB) (AGM)
	5.00%, 07/01/19 (c)	584,256
500,000	Clark County, Nevada Airport System, Senior, Series D (RB)
	5.00%, 01/01/20 (c)	573,170
500,000	Clark County, Nevada, Limited Tax Transportation Refunding, Series A (GO)
	4.00%, 12/01/19 (c)	557,730
1,900,000	County of Clark, Nevada, Series A (GO)
	5.00%, 12/01/19 (c)	2,183,271
		4,475,238
New Hampshire: 0.4%
	New Hampshire State, Series A (GO)
1,000,000	5.00%, 07/01/20 (c)	1,185,280
750,000	5.00%, 07/01/20 (c)	882,495
450,000	5.00%, 07/01/20 (c)	528,120
		2,595,895
New Jersey: 8.0%
	County of Union, New Jersey, Series B (GO)
270,000	3.00%, 03/01/21	286,718
1,000,000	3.00%, 03/01/22	1,055,510
650,000	3.00%, 03/01/22 (c)	676,390
	Garden State, New Jersey Preservation Trust Open Space and Farmland Preservation, Series A (RB)
560,000	4.00%, 11/01/21	637,140
1,000,000	4.00%, 11/01/22 (c)	1,106,320
	New Jersey Economic Development Authority (RB)
955,000	4.00%, 06/15/24 (c)	1,000,191
1,060,000	5.00%, 03/01/23 (c)	1,198,637
1,655,000	5.00%, 03/01/23 (c)	1,841,320
1,000,000	5.00%, 06/15/24 (c)	1,124,140
1,000,000	5.00%, 06/15/24 (c)	1,110,920
500,000	5.25%, 03/01/21 (c)	559,995
555,000	5.50%, 03/01/21 (c)	652,014
2,000,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
	5.00%, 06/15/22	2,287,220
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB)
2,000,000	5.00%, 03/01/21 (c)	2,280,460
1,000,000	5.25%, 03/01/21 (c)	1,114,340
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
1,000,000	5.00%, 03/01/21	1,139,580
1,000,000	5.00%, 03/01/22	1,136,730
500,000	5.00%, 03/01/22 (c)	551,595
980,000	5.00%, 03/01/22 (c)	1,074,972
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
585,000	5.00%, 03/01/23 (c)	656,393
2,120,000	5.00%, 03/01/23 (c)	2,298,122
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
500,000	5.00%, 09/01/20	569,405
500,000	5.25%, 03/01/21 (c)	577,280
1,450,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
	5.00%, 03/01/22	1,648,258
500,000	New Jersey Environmental Infrastructure Trust, Series A-R (RB)
	4.00%, 09/01/23	567,045
1,190,000	New Jersey Health Care Facilities Financing Authority (RB)
	4.00%, 07/01/22 (c)	1,230,746
75,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
	4.63%, 07/01/21 (c)	82,549
	New Jersey Health Care Facilities Financing Authority, Meridian Health System (RB)
500,000	5.00%, 07/01/22 (c)	577,130
500,000	5.00%, 07/01/22 (c)	560,555
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB)
	5.00%, 09/01/19 (c)	559,445
165,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	4.69%, 12/15/30 ^	76,913
1,995,000	New Jersey State Transportation Trust Fund Authority, Series D (RB)
	5.00%, 12/15/23	2,286,908
	New Jersey State Turnpike Authority (RB)
500,000	5.00%, 01/01/23	593,390
125,000	5.00%, 07/01/22 (c)	146,603
325,000	5.00%, 01/01/23 (c)	377,419
640,000	5.00%, 07/01/24 (c)	747,776
400,000	5.00%, 07/01/22 (c)	454,716
750,000	5.00%, 07/01/24 (c)	867,945
900,000	5.00%, 07/01/22 (c)	1,009,665
500,000	New Jersey State Turnpike Authority, Series A (RB)
	5.00%, 01/01/23	593,390
1,000,000	New Jersey State Turnpike Authority, Series B (RB)
	5.00%, 01/01/23 (c)	1,170,260
	New Jersey State Various Purpose (GO)
500,000	4.00%, 06/01/19 (c)	532,920
500,000	5.00%, 06/01/19 (c)	572,330
1,000,000	New Jersey State, Series Q (GO)
	5.00%, 08/15/20	1,179,510
	New Jersey Transportation Trust Fund Authority (RB)
1,950,000	5.00%, 06/15/22 (c)	2,243,338
2,500,000	5.00%, 06/15/24	2,861,950
3,400,000	5.25%, 06/15/23 (c)	3,827,720
750,000	New Jersey Transportation Trust Fund Authority, Series AA (RB)
	5.00%, 06/15/23 (c)	843,562
	New Jersey Transportation Trust Fund Authority, Series D (RB)
660,000	5.00%, 12/15/24	756,512
2,430,000	5.25%, 12/15/23	2,817,318
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW)
	4.00%, 10/01/20 (c)	938,274
		55,059,539
New Mexico: 0.0%
260,000	New Mexico Finance Authority State Transportation, Senior Lien, Series B (RB)
	5.00%, 06/15/21	312,910
New York: 19.3%
	Brookhaven New York, Series A (GO)
640,000	3.00%, 02/01/23	673,862
250,000	4.00%, 02/01/23 (c)	269,780
	City of New York, New York, Series A-1 (GO)
1,690,000	5.00%, 10/01/20	2,010,238
250,000	5.00%, 08/01/21 (c)	291,768
	City of New York, New York, Series B (GO)
2,275,000	5.00%, 08/01/20	2,700,766
1,000,000	5.00%, 08/01/22 (c)	1,179,230
1,450,000	5.00%, 08/01/22 (c)	1,664,629
	City of New York, New York, Series D (GO)
1,600,000	5.00%, 08/01/21	1,910,464
1,000,000	5.00%, 02/01/23 (c)	1,144,070
1,135,000	City of New York, New York, Series D-1 (GO)
	5.00%, 10/01/20	1,350,071
875,000	City of New York, New York, Series E (GO)
	5.25%, 08/01/22	1,064,534
	City of New York, New York, Series F (GO)
500,000	5.00%, 02/01/22 (c)	573,120
1,295,000	5.00%, 02/01/22 (c)	1,462,003
1,300,000	City of New York, New York, Series F-1 (GO)
	5.00%, 03/01/23 (c)	1,531,777
	City of New York, New York, Series I (GO)
1,310,000	5.00%, 08/01/21	1,564,192
1,000,000	5.00%, 08/01/22	1,198,440
1,000,000	5.00%, 08/01/22 (c)	1,154,960
	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW)
500,000	5.00%, 05/01/21 (c)	583,475
500,000	5.25%, 05/01/19 (c)	568,495
2,360,000	Long Island Power Authority, Electric System, Series B (RB)
	5.00%, 09/01/22 (c)	2,663,614
	Metropolitan Transportation Authority, Series A (RB)
500,000	3.00%, 11/15/22 (c)	493,685
1,550,000	5.00%, 11/15/22 (c)	1,783,027
	Metropolitan Transportation Authority, Series B (RB)
600,000	3.00%, 11/15/22 (c)	590,376
500,000	5.00%, 11/15/22	594,575
	Metropolitan Transportation Authority, Series D (RB)
1,285,000	5.00%, 11/15/20	1,512,998
285,000	5.00%, 11/15/21	338,597
500,000	5.00%, 11/15/17 (c)	560,195
500,000	Metropolitan Transportation Authority, Series E (RB)
	5.00%, 11/15/22 (c)	566,525
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	841,392
1,000,000	5.00%, 11/15/22	1,189,150
2,105,000	5.00%, 11/15/22 (c)	2,399,889
	Metropolitan Transportation Authority, Series H (RB)
100,000	4.00%, 11/15/21	111,756
1,300,000	5.00%, 11/15/22 (c)	1,524,627
850,000	Nassau County, New York General Improvement, Series C (GO)
	4.00%, 10/01/20 (c)	904,315
500,000	Nassau County, New York, Series A (GO)
	4.00%, 04/01/21 (c)	518,020
	New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB)
2,000,000	5.00%, 06/15/19 (c)	2,289,540
400,000	5.00%, 06/15/20 (c)	455,128
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
275,000	5.00%, 05/01/21	328,870
700,000	5.00%, 02/01/23 (c)	835,464
1,660,000	5.00%, 02/01/24 (c)	1,916,088
400,000	New York City Transitional Finance Authority, Building Aid Revenue, Series E-1 (RB)
	5.00%, 02/01/18 (c)	448,576
3,100,000	New York City Transitional Finance Authority, Building Aid Revenue, Series F-1 (RB)
	5.00%, 05/01/22 (c)	3,534,403
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
500,000	5.00%, 07/15/20	586,120
1,000,000	5.00%, 07/15/22	1,194,210
800,000	5.00%, 07/15/22 (c)	905,696
500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW)
	4.00%, 07/15/21 (c)	532,095
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A (RB)
700,000	5.00%, 11/01/21	843,990
515,000	5.00%, 11/01/21	620,935
450,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series D-1 (RB)
	5.25%, 02/01/21 (c)	538,281
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
1,000,000	5.00%, 11/01/20	1,195,840
725,000	5.00%, 11/01/21 (c)	856,943
1,500,000	5.00%, 11/01/21 (c)	1,759,860
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
1,000,000	5.00%, 11/01/21	1,205,700
1,000,000	5.00%, 02/01/21 (c)	1,167,790
600,000	5.00%, 11/01/21 (c)	696,156
2,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
	5.00%, 11/01/22 (c)	2,366,860
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
500,000	5.00%, 05/01/20 (c)	582,110
1,000,000	5.00%, 05/01/20 (c)	1,155,400
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
	5.00%, 02/01/22	509,669
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB)
	5.00%, 05/01/21	597,945
550,000	New York City, Series B (GO)
	5.00%, 08/01/21 (c)	644,979
250,000	New York City, Series C (GO)
	5.00%, 08/01/19 (c)	289,820
	New York City, Series E (GO)
1,000,000	5.00%, 08/01/19 (c)	1,148,430
500,000	5.00%, 08/01/20 (c)	568,530
500,000	5.00%, 08/01/19 (c)	573,955
	New York City, Series I (GO)
1,750,000	5.00%, 08/01/22	2,097,270
1,500,000	5.00%, 08/01/22 (c)	1,768,845
100,000	New York City, Sub Series G-1 (GO)
	5.00%, 04/01/22	119,393
475,000	New York Local Government Assistant Corp., Series A (RB)
	4.00%, 04/01/20 (c)	517,318
1,000,000	New York State Bridge Authority (RB)
	4.00%, 01/01/21	1,113,940
	New York State Dormitory Authority (RB)
250,000	5.00%, 02/15/24 (c)	299,880
1,000,000	5.00%, 12/15/22 (c)	1,155,690
300,000	5.00%, 02/15/20 (c)	344,166
625,000	New York State Dormitory Authority, School District Financing Program, Series A (RB) (SAW)
	5.00%, 10/01/21	738,444
500,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB)
	5.00%, 07/01/19 (c)	572,010
	New York State Dormitory Authority, State Personal Income Tax Revenue, Series A (RB)
500,000	4.00%, 12/15/22	563,900
1,000,000	5.00%, 12/15/22 (c)	1,195,040
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
775,000	5.00%, 12/15/22	942,524
2,000,000	5.00%, 12/15/22 (c)	2,401,820
950,000	5.00%, 12/15/22 (c)	1,110,977
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
2,800,000	5.00%, 03/15/21	3,348,352
500,000	5.00%, 03/15/21 (c)	585,355
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
1,300,000	5.00%, 03/15/22 (c)	1,549,769
500,000	5.00%, 03/15/22 (c)	581,240
1,625,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
	5.00%, 08/15/21 (c)	1,912,820
250,000	New York State Dormitory Authority, State University Education Facilities Issue, Series A (RB)
	5.00%, 05/15/22 (c)	296,053
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
440,000	4.00%, 06/15/22 (c)	486,165
750,000	5.00%, 06/15/22 (c)	901,417
1,000,000	5.00%, 06/15/22 (c)	1,200,290
600,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series D (RB)
	5.00%, 06/15/22	730,320
	New York State Thruway Authority (RB)
2,120,000	5.00%, 01/01/24 (c)	2,452,013
800,000	5.00%, 03/15/23 (c)	913,432
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
	5.00%, 04/01/20 (c)	1,166,050
	New York State Thruway Authority, Series I (RB)
1,000,000	5.00%, 01/01/22 (c)	1,152,700
3,310,000	5.00%, 01/01/22 (c)	3,763,073
	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB)
1,000,000	5.00%, 03/15/21	1,195,840
250,000	5.00%, 03/15/21 (c)	293,855
500,000	5.00%, 09/15/20 (c)	579,325
	New York State Urban Development Corp (RB)
1,000,000	5.00%, 03/15/23 (c)	1,147,480
800,000	5.00%, 03/15/23 (c)	913,432
	New York State Urban Development Corp., State Personal Income, Series A (RB)
1,000,000	4.00%, 03/15/21 (c)	1,093,410
700,000	4.00%, 03/15/21 (c)	758,275
	New York State Urban Development Corp., State Personal Income, Series C (RB)
1,250,000	5.00%, 03/15/22	1,502,750
690,000	5.00%, 03/15/23 (c)	806,569
1,000,000	5.00%, 03/15/23 (c)	1,136,120
	New York State, Series A (GO)
500,000	3.50%, 02/15/21 (c)	540,585
1,050,000	4.00%, 02/15/21 (c)	1,131,837
	New York State, Series E (GO)
800,000	4.00%, 12/15/21 (c)	880,768
1,000,000	4.00%, 12/15/21 (c)	1,093,920
500,000	Oyster Bay, New York Public Improvement (GO)
	3.50%, 08/15/17 (c)	502,570
	Port Authority of New York & New Jersey (RB)
565,000	3.00%, 06/15/24 (c)	560,678
750,000	3.25%, 06/15/24 (c)	744,330
1,000,000	Suffolk County, New York Public Improvement, Series A (GO)
	4.00%, 05/15/19 (c)	1,031,110
500,000	Suffolk County, New York Public Improvement, Series C (GO)
	4.00%, 10/15/19 (c)	525,590
265,000	Town of Oyster Bay, New York (GO) (AGM)
	3.00%, 03/01/21 (c)	267,523
	Triborough Bridge & Tunnel Authority, Series A (RB)
1,000,000	5.00%, 01/01/22 (c)	1,179,880
800,000	5.00%, 05/15/23 (c)	950,480
455,000	5.00%, 01/01/22 (c)	530,785
	Triborough Bridge & Tunnel Authority, Series B (RB)
1,980,000	5.00%, 11/15/22	2,387,425
1,000,000	5.00%, 11/15/22 (c)	1,194,930
500,000	5.00%, 11/15/22 (c)	587,615
1,310,000	5.00%, 11/15/23 (c)	1,519,600
	Utility Debt Securitization Authority, Series E (RB)
900,000	5.00%, 12/15/23 (c)	1,061,217
1,675,000	5.00%, 12/15/23 (c)	1,962,999
		133,899,162
North Carolina: 1.2%
150,000	Charlotte-Mecklenburg Hospital Authority/The (RB)
	5.00%, 01/15/22 (c)	166,394
1,000,000	Mecklenburg County, North Carolina, Series A (GO)
	5.00%, 12/01/20	1,208,320
730,000	North Carolina Eastern Municipal Power Agency, Series A (RB)
	5.00%, 01/01/21	851,012
1,555,000	North Carolina Eastern Municipal Power Agency, Series D (RB)
	5.00%, 01/01/21	1,802,696
1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB)
	5.00%, 01/01/22 (c)	1,124,130
	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB)
500,000	4.50%, 05/01/20 (c)	555,115
815,000	5.00%, 05/01/20 (c)	962,425
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB)
	5.00%, 11/01/21 (c)	23,816
750,000	North Carolina State, Capital Improvement Limited Obligation, Series C (RB)
	5.00%, 05/01/21 (c)	873,172
400,000	North Carolina State, Series C (GO)
	5.00%, 05/01/22	488,192
250,000	State of North Carolina (RB)
	5.00%, 06/01/24	304,613
		8,359,885
Ohio: 2.3%
	City of Columbus, Ohio, Series A (GO)
1,890,000	3.00%, 02/15/24 (c)	1,893,100
800,000	4.00%, 02/15/24 (c)	858,312
440,000	5.00%, 02/15/22	532,162
1,000,000	City of Columbus, Various Purpose, Series A (GO)
	5.00%, 08/15/22 (c)	1,192,840
870,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM)
	4.00%, 06/01/22 (c)	884,590
1,220,000	Hamilton County, Ohio Sewer System Improvement, Series A (RB)
	5.00%, 12/01/22	1,475,358
530,000	Kent State University, Series B (RB) (AGO)
	5.00%, 05/01/19 (c)	602,043
	Ohio State Common Schools, Series A (GO)
750,000	5.00%, 09/15/22	912,037
1,175,000	5.00%, 09/15/23	1,433,324
1,750,000	Ohio State Common Schools, Series B (GO)
	4.00%, 09/15/21 (c)	1,872,850
650,000	Ohio State, Turnpike Commission, Series A (RB)
	5.25%, 02/15/27	791,141
3,000,000	State of Ohio (GO)
	5.00%, 05/01/24 (c)	3,598,680
		16,046,437
Oklahoma: 0.2%
1,000,000	Oklahoma Capital Improvement Authority (RB)
	5.00%, 07/01/24 (c)	1,164,670
Oregon: 0.6%
100,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG)
	4.00%, 06/15/22 (c)	110,342
1,040,000	Deschutes County, Oregon, Administrative School District No. 1 (GO) (SBG)
	4.00%, 06/15/21	1,182,719
	Metro, Oregon, Series A (GO)
500,000	4.00%, 06/01/22 (c)	544,440
400,000	5.00%, 06/01/22 (c)	480,388
500,000	Oregon State, Series F (GO)
	5.00%, 05/01/23 (c)	600,605
	Portland, Oregon Sewer System, Series A (RB)
475,000	4.25%, 03/01/20 (c)	525,008
575,000	5.00%, 03/01/20 (c)	644,880
		4,088,382
Pennsylvania: 1.7%
	Commonwealth of Pennsylvania (GO)
500,000	5.00%, 07/01/21	596,290
500,000	5.00%, 07/01/23	602,780
250,000	5.00%, 10/15/23 (c)	289,038
570,000	5.00%, 11/15/21 (c)	656,076
500,000	Commonwealth of Pennsylvania, First Refunding Series (GO)
	4.00%, 07/01/23	560,385
	Commonwealth of Pennsylvania, First Series (GO)
920,000	5.00%, 06/01/21	1,096,465
100,000	5.00%, 06/01/22	119,858
1,250,000	5.00%, 06/01/22 (c)	1,483,425
1,000,000	5.00%, 04/01/23 (c)	1,195,180
425,000	5.00%, 11/15/21 (c)	494,670
	Commonwealth of Pennsylvania, Second Series (GO)
300,000	4.00%, 10/15/23 (c)	320,208
500,000	5.00%, 10/15/23 (c)	599,365
850,000	Monroeville, Pennsylvania Finance Authority (RB)
	5.00%, 02/15/26	992,060
775,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB)
	5.00%, 01/01/19 (c)	895,582
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB)
	4.00%, 06/15/21 (c)	526,025
1,000,000	Pennsylvania State Industrial Development Authority (RB)
	5.00%, 07/01/21	1,160,390
		11,587,797
Puerto Rico: 0.1%
500,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGM)
	5.50%, 07/01/21 (c)	506,560
Rhode Island: 0.5%
2,490,000	Rhode Island Health & Educational Building Corp. (RB)
	5.00%, 09/01/21	3,002,193
500,000	State of Rhode Island (GO)
	5.50%, 08/01/21 (c)	596,345
		3,598,538
South Carolina: 1.6%
920,000	Charleston Educational Excellence Finance Corp (RB)
	5.00%, 12/01/23 (c)	1,053,326
1,750,000	City of Charleston, South Carolina, Waterworks & Sewer System Revenue (RB)
	5.00%, 01/01/22 (c)	2,092,370
	Richland County, South Carolina School District No. 1, Series A (GO)
1,305,000	4.00%, 09/01/21 (c)	1,453,535
500,000	4.00%, 09/01/21 (c)	537,915
500,000	5.00%, 09/01/21 (c)	586,575
975,000	South Carolina Jobs-Economic Development Authority (RB)
	3.75%, 11/01/22 (c)	970,222
	South Carolina State Economic Development, Series A (GO)
625,000	2.00%, 04/01/20 (c)	606,512
1,000,000	4.00%, 04/01/20 (c)	1,115,500
	South Carolina State Public Service Authority, Series B (RB)
1,100,000	4.00%, 12/01/21	1,231,626
650,000	5.00%, 12/01/21	773,896
250,000	South Carolina State Public Service Authority, Series C (RB)
	5.00%, 12/01/20	295,303
		10,716,780
Tennessee: 1.2%
500,000	Memphis, Tennessee General Improvement Refunding (GO)
	5.00%, 05/01/21	597,595
750,000	Memphis, Tennessee General Improvement Refunding, Series A (GO)
	5.00%, 11/01/23	910,005
	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB)
500,000	5.00%, 07/01/20	591,710
1,750,000	5.00%, 07/01/21	2,080,802
1,200,000	5.00%, 07/01/22	1,430,088
350,000	State of Tennessee (GO)
	5.00%, 08/01/21	424,522
275,000	Tennessee State School Bond Authority, Higher Educational Facilities, Series A (RB)
	3.50%, 05/01/18 (c)	285,450
475,000	Tennessee State, Series A (GO)
	5.00%, 08/01/22	581,300
1,000,000	Tennessee State, Series C (GO)
	5.00%, 05/01/18 (c)	1,156,800
		8,058,272
Texas: 8.3%
500,000	Brownsville, Texas Utilities System Revenue, Series A (RB)
	5.00%, 09/01/23 (c)	572,490
	City of Austin TX Water & Wastewater System Revenue (RB)
1,000,000	5.00%, 05/15/24 (c)	1,176,700
1,000,000	5.00%, 05/15/24 (c)	1,166,510
650,000	5.00%, 05/15/24 (c)	754,052
	City of Austin, Texas, Water & Wastewater System Revenue (RB)
650,000	5.00%, 11/15/21	779,980
400,000	5.00%, 11/15/21 (c)	470,516
650,000	City of Fort Worth TX Water & Sewer System Revenue (RB)
	5.00%, 02/15/21	777,562
1,000,000	City of Fort Worth, Texas (GO)
	5.00%, 03/01/22 (c)	1,187,400
1,000,000	City of Houston TX Utility System Revenue (RB)
	5.00%, 11/15/24 (c)	1,190,340
	City of Houston, Texas, Series A (GO)
1,350,000	5.00%, 03/01/21	1,612,008
300,000	5.00%, 03/01/22	360,378
	City of San Antonio, Texas Electric & Gas Systems (RB)
1,785,000	5.00%, 02/01/22	2,151,585
1,000,000	5.00%, 02/01/23	1,214,010
1,000,000	5.00%, 08/01/22 (c)	1,178,440
500,000	5.25%, 02/01/25	625,650
1,000,000	City of San Antonio, Texas Water System Revenue (RB)
	5.00%, 05/15/22 (c)	1,165,680
1,000,000	Clear Creek Independent School District, Series B (GO)
	5.00%, 02/15/22 (c)	1,187,920
585,000	Comal Independent School District, Series A (GO)
	4.00%, 02/01/21 (c)	618,907
500,000	Conroe Independent School District (GO)
	5.00%, 02/15/21 (c)	575,830
100,000	Dallas, Texas Independent School District (GO)
	5.00%, 02/15/21 (c)	118,542
750,000	Fort Bend Independent School District (GO)
	5.00%, 08/15/22 (c)	900,705
250,000	Fort Worth, Texas Water & Sewer System Revenue (RB)
	5.00%, 02/15/21 (c)	295,013
2,755,000	Harris County Cultural Education Facilities Finance Corp (RB)
	5.00%, 12/01/24 (c)	3,120,506
500,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO)
	5.00%, 02/15/21 (c)	594,055
475,000	Harris County, Texas Permanent Improvement, Series A (GO)
	5.00%, 10/01/20 (c)	553,841
	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO)
1,980,000	5.00%, 10/01/22 (c)	2,360,813
500,000	5.00%, 10/01/20 (c)	582,050
250,000	Houston, Texas Independent School District, Series A (GO)
	5.00%, 02/15/23 (c)	303,723
	Houston, Texas Public Improvement Refunding, Series A (GO)
2,000,000	5.00%, 03/01/21 (c)	2,342,240
1,000,000	5.00%, 03/01/19 (c)	1,154,090
1,090,000	5.00%, 03/01/23 (c)	1,296,293
250,000	5.00%, 03/01/24 (c)	296,590
500,000	5.00%, 03/01/19 (c)	570,155
155,000	Lower Colorado River Authority (RB)
	4.00%, 05/15/22 (c)	159,061
	Lower Colorado River Authority, Series A (RB)
1,000,000	5.00%, 05/15/22 (c)	1,155,030
350,000	5.00%, 05/15/20 (c)	395,983
2,400,000	Lower Colorado River Authority, Series B (RB)
	5.00%, 05/15/22 (c)	2,705,832
845,000	Matagorda County Navigation District No 1 (RB)
	4.00%, 06/03/23 (c)	842,997
2,000,000	North Texas Municipal Water District (RB)
	5.25%, 09/01/20	2,416,940
1,500,000	North Texas Tollway Authority, System Revenue, Series A (RB)
	6.25%, 02/01/20 (c)	1,698,765
500,000	Pasadena, Texas Independent School District (GO)
	5.00%, 02/15/23 (c)	595,460
415,000	Port of Houston Authority of Harris County Texas, Series D-1 (GO)
	5.00%, 10/01/20 (c)	482,840
755,000	San Antonio, Texas Electric & Gas Systems (RB)
	5.25%, 02/01/24	939,530
1,325,000	San Antonio, Texas Independent School District (GO)
	5.00%, 02/15/21 (c)	1,531,130
300,000	San Antonio, Texas Public Facilities Corp. (RB)
	3.00%, 09/15/22 (c)	278,325
1,025,000	San Antonio, Texas Water System Revenue (RB)
	5.00%, 05/15/22 (c)	1,212,226
750,000	State of Texas (GO)
	5.00%, 04/01/24 (c)	903,510
	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB)
1,220,000	5.00%, 10/01/23 (c)	1,402,439
235,000	5.25%, 10/01/23 (c)	273,773
	Texas Municipal Gas Acquisition & Supply Corp III (RB)
230,000	5.00%, 12/15/22 (c)	249,088
225,000	5.00%, 12/15/22 (c)	240,185
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB)
1,000,000	5.00%, 12/15/20	1,136,080
1,000,000	5.00%, 12/15/22	1,136,600
500,000	Texas State, Public Finance Authority (GO)
	5.00%, 10/01/21 (c)	586,425
250,000	Texas Transportation Commission State Highway Fund (RB)
	5.00%, 04/01/21	301,180
	University of Texas, Revenue Financing System, Series A (RB)
500,000	5.00%, 02/15/20 (c)	584,975
650,000	5.00%, 02/15/22 (c)	760,870
1,850,000	University of Texas, Revenue Financing System, Series B (RB)
	5.00%, 08/15/22	2,261,255
		57,505,073
Utah: 0.3%
	Utah State, Series A (GO)
550,000	5.00%, 07/01/21 (c)	661,028
500,000	5.00%, 07/01/21 (c)	593,810
500,000	5.00%, 07/01/21 (c)	589,580
		1,844,418
Virgin Islands: 0.1%
500,000	Virgin Islands Public Finance Authority (RB)
	5.00%, 10/01/20 (c)	531,505
Virginia: 3.5%
835,000	Commonwealth of Virginia, Series A (GO)
	4.00%, 06/01/21 (c)	910,350
485,000	Fairfax County Economic Development Authority (RB)
	5.00%, 10/01/24 (c)	569,356
1,965,000	Fairfax County, Virginia Economic Development Authority Transportation District Improvement, Silver Line Phase I Project (ST)
	5.00%, 04/01/20 (c)	2,229,175
	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW)
650,000	5.00%, 04/01/21	783,068
225,000	5.00%, 04/01/23	275,792
2,075,000	5.00%, 04/01/24	2,563,642
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
425,000	3.00%, 02/01/22 (c)	425,565
2,000,000	5.00%, 02/01/22 (c)	2,378,620
1,890,000	5.00%, 09/01/22 (c)	2,242,523
100,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB)
	5.00%, 02/01/22 (c)	118,931
1,850,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB)
	4.00%, 09/01/22 (c)	2,003,809
920,000	Virginia Commonwealth Transportation Board (RB)
	5.00%, 05/15/21	1,103,135
	Virginia Commonwealth Transportation Board (RB)
500,000	4.00%, 05/15/21 (c)	532,970
150,000	5.25%, 05/15/21 (c)	178,448
	Virginia Commonwealth Transportation Board, Series A (RB)
1,000,000	5.00%, 09/15/21	1,199,380
450,000	5.00%, 03/15/23 (c)	524,151
	Virginia Public School Authority (RB) (SAW)
1,000,000	4.00%, 08/01/24 (c)	1,115,010
450,000	5.00%, 08/01/21	541,548
1,850,000	Virginia State Public Building Authority, School Financing, Series A (RB) (SAW)
	5.00%, 08/01/22	2,241,164
1,535,000	Virginia State Public School Authority, School Financing, Series A (RB) (SAW)
	5.00%, 08/01/23	1,871,211
250,000	Virginia State, Resources Authority, Clean Water State (RB)
	5.00%, 10/01/23 (c)	303,823
		24,111,671
Washington: 4.4%
550,000	Central Puget Sound, Washington Regional Transit Authority, Series S-1 (RB)
	5.00%, 11/01/22 (c)	638,456
350,000	King County, Washington Bellevue School District No. 401 (GO) (SBG)
	4.38%, 06/01/21 (c)	386,295
1,025,000	King County, Washington Sewer Revenue & Refunding (RB)
	5.00%, 01/01/23 (c)	1,213,046
1,300,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB)
	5.00%, 07/01/21	1,565,226
1,730,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB)
	5.00%, 07/01/21	2,069,322
	State of Washington (GO)
295,000	4.00%, 07/01/23 (c)	313,626
1,500,000	5.00%, 02/01/24 (c)	1,802,400
1,800,000	Tobacco Settlement Authority of Washington (RB)
	5.00%, 06/01/22	2,080,494
	University of Washington General Revenue, Series A (RB)
500,000	5.00%, 04/01/21 (c)	581,180
1,000,000	5.00%, 04/01/21 (c)	1,155,690
	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB)
600,000	5.00%, 09/01/20	711,864
1,000,000	5.00%, 09/01/22	1,188,140
250,000	Washington Health Care Facilities Authority (RB)
	4.00%, 10/01/21 (p)	277,190
800,000	Washington State Motor Vehicle Fuel Tax, Series E (GO)
	5.25%, 02/01/22	975,024
	Washington State Various Purpose, Series D (GO)
250,000	5.00%, 02/01/22	300,383
535,000	5.00%, 02/01/23	646,275
2,125,000	Washington State, Motor Vehicle Fuel Tax, Series E (GO)
	5.00%, 02/01/22	2,553,251
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series R (GO)
	5.00%, 07/01/22 (c)	2,393,060
	Washington State, Various Purpose, Series A (GO)
855,000	4.00%, 07/01/22	967,424
550,000	5.00%, 08/01/20	655,347
1,000,000	5.00%, 07/01/22	1,206,170
300,000	5.00%, 08/01/21 (c)	355,422
1,000,000	5.00%, 08/01/22 (c)	1,190,390
1,000,000	5.00%, 01/01/21 (c)	1,159,290
1,675,000	Washington State, Various Purpose, Series D (GO)
	5.00%, 02/01/23 (c)	1,971,073
	Washington State, Various Purpose, Series R-A (GO)
650,000	5.00%, 01/01/21	774,865
375,000	5.00%, 07/01/21 (c)	443,501
625,000	Washington State, Various Purpose, Series R-C (GO)
	5.00%, 07/01/22 (c)	742,850
		30,317,254
West Virginia: 0.2%
225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB)
	5.13%, 09/01/19 (c)	258,633
875,000	West Virginia University Board of Governors, University Improvement, Series B (RB)
	5.00%, 10/01/21	1,044,032
		1,302,665
Wisconsin: 0.9%
1,000,000	Wisconsin State Transportation, Series 0
	5.00%, 07/01/23	1,169,740
800,000	Wisconsin State Transportation, Series 1 (RB)
	5.00%, 07/01/23 (c)	948,248
25,000	Wisconsin State Transportation, Series A (RB) (AGM)
	5.25%, 07/01/16	27,315
205,000	Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care, Inc., Series A (RB)
	5.00%, 07/15/21 (c)	221,316
	Wisconsin State, Series 2 (GO)
350,000	5.00%, 05/01/21	419,542
1,300,000	5.00%, 11/01/21	1,565,460
510,000	Wisconsin State, Series A (GO)
	5.25%, 05/01/21 (c)	607,614
	Wisconsin State, Series C (GO)
750,000	4.00%, 05/01/21 (c)	803,947
755,000	4.00%, 05/01/21 (c)	797,892
		6,561,074
Total Municipal Bonds (Cost: $670,047,018)		684,402,916

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $735,168)
735,168	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	735,168
Total Investments: 99.0% (Cost: $670,782,186)		685,138,084
Other assets less liabilities: 1.0%		7,119,993
NET ASSETS: 100.0%		$692,258,077

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	0.8%	$5,441,432
Bond Bank	0.2	1,151,790
Development	1.3	8,963,788
Education	3.7	25,214,444
Facilities	4.7	32,239,267
General Obligation	45.0	308,403,129
Higher Education	7.9	54,094,805
Medical	3.2	21,904,877
Pollution	0.6	4,161,189
Power	5.1	35,207,996
School District	3.6	24,553,411
Single Family Housing	0.3	1,743,465
Student Loan	0.0	339,011
Tobacco Settlement	0.4	2,959,106
Transportation	14.9	101,881,066
Utilities	2.3	15,902,798
Water	5.9	40,241,342
Money Market Fund	0.1	735,168
	100.0%	$685,138,084

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$684,402,916	$—	$684,402,916
Money Market Fund	735,168	—	—	735,168
Total	$735,168	$684,402,916	$—	$685,138,084

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.7%
Arizona: 2.1%
$700,000	Arizona Board of Regents, Arizona State University Projects, Series A (RB)
	5.00%, 07/01/22 (c)	$767,389
1,000,000	Arizona Health Facilities Authority, Series A (RB)
	3.75%, 01/01/22 (c)	930,230
		1,697,619
California: 8.7%
380,000	Bay Area Toll Authority, Series S-2 (RB)
	5.00%, 10/01/20 (c)	404,369
250,000	California Health Facilities Financing Authority (RB)
	4.50%, 11/15/21 (c)	262,320
	California State Public Works Board (RB)
595,000	5.00%, 03/01/23 (c)	648,621
400,000	5.50%, 11/01/23 (c)	470,612
305,000	El Camino Community College District (GO)
	4.00%, 08/01/22 (c)	308,748
300,000	M-S-R Energy Authority, Series B (RB)
	7.00%, 11/01/34	410,715
500,000	M-S-R Energy Authority, Series C (RB)
	6.50%, 11/01/39	658,115
465,000	San Jose, California Financing Authority Lease, Series A (RB)
	5.00%, 06/01/23 (c)	507,199
300,000	State of California (GO)
	5.00%, 04/01/23 (c)	328,878
	State of California, Various Purpose (GO)
500,000	3.50%, 09/01/22 (c)	488,655
125,000	3.50%, 09/01/22 (c)	120,128
750,000	5.00%, 04/01/22 (c)	816,015
500,000	5.50%, 11/01/19 (c)	572,150
475,000	University of California (RB)
	5.00%, 05/15/23 (c)	538,013
400,000	West Valley-Mission Community College District (GO)
	4.00%, 08/01/22 (c)	403,544
		6,938,082
Colorado: 2.4%
500,000	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB)
	5.00%, 06/01/22 (c)	534,310
550,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB)
	5.00%, 01/01/20 (c)	592,537
750,000	University of Colorado Hospital Authority, Series A (RB)
	5.00%, 11/15/22 (c)	805,095
		1,931,942
Connecticut: 0.7%
500,000	Connecticut State Health & Educational Facility Authority, Series A (RB)
	5.00%, 07/01/21 (c)	533,000
District of Columbia: 0.7%
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB)
	5.00%, 10/01/21 (c)	526,370
Florida: 8.3%
500,000	Broward County, Florida, Water & Sewer Utility Revenue (RB)
	5.00%, 10/01/22 (c)	553,165
1,250,000	City of Tampa, Florida Health System, Series A (RB)
	5.00%, 05/15/22 (c)	1,373,962
600,000	Collier County, Florida, Industrial Development Authority (RB)
	6.25%, 04/01/21 (c)	682,290
400,000	County of Miami-Dade FL Water & Sewer System Revenue (RB)
	5.00%, 10/01/22 (c)	433,080
800,000	Miami-Dade County, Florida Transit System (RB)
	5.00%, 07/01/22 (c)	870,696
825,000	Orange County Health Facilities Authority (RB)
	5.00%, 04/01/22 (c)	848,191
500,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB)
	4.13%, 04/01/22 (c)	500,790
500,000	Orlando-Orange County Expressway Authority (RB)
	5.00%, 07/01/23 (c)	551,310
750,000	Tampa-Hillsborough County Expressway Authority (RB)
	5.00%, 07/01/22 (c)	800,377
		6,613,861
Georgia: 2.2%
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM)
	5.00%, 08/01/20 (c)	393,979
	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB)
450,000	5.25%, 02/15/15 (c)	455,067
325,000	5.50%, 02/15/20 (c)	343,021
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB)
	5.25%, 02/15/20 (c)	263,078
250,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB)
	5.00%, 10/01/21 (c)	270,420
		1,725,565
Hawaii: 0.8%
550,000	State of Hawaii, Department of Budget and Finance (RB)
	6.50%, 07/01/19 (c)	630,965
Idaho: 0.3%
250,000	Idaho Health Facilities Authority, Series A (RB)
	5.00%, 03/01/22 (c)	265,180
Illinois: 7.9%
545,000	Chicago Board of Education (GO)
	5.00%, 12/01/22 (c)	560,276
420,000	City of Chicago, Sales Tax, Series A (RB)
	4.38%, 01/01/22 (c)	430,538
	Illinois Finance Authority (RB)
500,000	4.00%, 08/15/22 (c)	504,925
1,000,000	4.00%, 06/01/22 (c)	961,060
500,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB)
	5.50%, 02/15/21 (c)	549,635
500,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB)
	4.25%, 06/15/22 (c)	493,540
	State of Illinois (GO) (AGM)
500,000	4.13%, 04/01/23 (c)	477,690
735,000	4.25%, 04/01/24 (c)	713,736
250,000	4.38%, 04/01/24 (c)	246,580
455,000	5.00%, 03/01/22 (c)	462,435
600,000	5.25%, 02/01/24 (c)	630,654
300,000	State of Illinois, Series A (GO)
	4.50%, 01/01/22 (c)	286,527
		6,317,596
Indiana: 2.6%
500,000	Indiana Finance Authority, Community Health Network, Series A (RB)
	4.00%, 05/01/23 (c)	474,910
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB)
	6.38%, 09/15/21 (c)	300,817
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
	5.50%, 08/15/20 (c)	519,450
700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO)
	5.50%, 01/01/19 (c)	754,600
		2,049,777
Louisiana: 0.9%
100,000	Lafayette, Louisiana Utilities Revenue (RB)
	4.75%, 11/01/20 (c)	106,427
375,000	Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Commission Project, Series A (RB)
	4.00%, 02/01/23 (c)	364,208
250,000	Terrebonne Levee & Conservation District (RB)
	4.25%, 07/01/23 (c)	259,000
		729,635
Massachusetts: 3.7%
400,000	Commonwealth of Massachusetts (GO)
	4.00%, 12/01/21 (c)	419,128
425,000	Massachusetts Bay Transportation Authority, Series A (RB)
	4.00%, 07/01/22 (c)	431,035
525,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB)
	5.25%, 02/01/21 (c)	612,008
	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB)
300,000	5.00%, 10/15/21 (c)	339,177
500,000	5.00%, 10/15/21 (c)	551,995
500,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB)
	5.25%, 07/01/21 (c)	557,795
		2,911,138
Michigan: 2.5%
445,000	Karegnondi Water Authority (RB)
	4.50%, 11/01/23 (c)	461,674
500,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB)
	5.00%, 07/01/21 (c)	554,045
800,000	Michigan Finance Authority (RB)
	5.00%, 06/01/22 (c)	807,680
150,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series MI (RB)
	5.00%, 12/01/21 (c)	160,119
		1,983,518
Minnesota: 0.7%
500,000	State of Minnesota (RB)
	5.00%, 06/01/23 (c)	560,915
Missouri: 0.6%
500,000	Health & Educational Facilities Authority of the State of Missouri (RB)
	4.00%, 06/01/24 (c)	499,320
Montana: 0.6%
500,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB)
	4.75%, 01/01/20 (c)	520,020
Nebraska: 0.7%
500,000	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB)
	5.25%, 09/01/22 (c)	538,805
Nevada: 1.2%
500,000	Las Vegas Valley, Nevada Water District, Series B (GO)
	4.00%, 06/01/22 (c)	507,705
450,000	Washoe County, Nevada Highway Revenue (RB)
	5.00%, 02/01/19 (c)	476,469
		984,174
New Jersey: 4.0%
	New Jersey State Transportation Trust Fund Authority, Series A (RB)
515,000	4.97%, 12/15/31 ^	224,504
830,000	5.43%, 12/15/37 ^	251,888
	New Jersey State Transportation Trust Fund Authority, Series B
1,100,000	5.00%, 06/15/21	1,157,288
750,000	5.25%, 06/15/21	817,942
500,000	New Jersey State Turnpike Authority (RB)
	5.00%, 07/01/22 (c)	541,335
150,000	New Jersey State Turnpike Authority, Series F (RB)
	5.00%, 01/01/23 (c)	166,604
		3,159,561
New York: 18.8%
650,000	City of Troy, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB)
	5.13%, 09/01/20 (c)	695,565
700,000	Long Island Power Authority, Electric System General Revenue, Series A (RB)
	5.00%, 09/01/22 (c)	750,862
550,000	Metropolitan Transportation Authority (RB)
	5.00%, 11/15/22 (c)	592,823
220,000	Metropolitan Transportation Authority, Series B (RB)
	4.00%, 11/15/22 (c)	225,766
	Metropolitan Transportation Authority, Series E (RB)
1,000,000	3.50%, 11/15/22 (c)	960,690
750,000	5.00%, 11/15/23 (c)	817,935
150,000	Nassau County, New York General Improvement, Series A (GO)
	4.00%, 04/01/22 (c)	149,766
795,000	New York & New Jersey Port Authority, Series 163 (RB)
	4.25%, 07/15/20 (c)	825,870
300,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB)
	5.00%, 06/15/21 (c)	324,372
600,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB)
	5.00%, 12/15/21 (c)	647,424
500,000	New York City Transitional Finance Authority, Future Tax Secured, Series D-1 (RB)
	5.13%, 02/01/21 (c)	560,660
700,000	New York City Transitional Finance Authority, Future Tax Secured, Series E-1 (RB)
	5.00%, 02/01/22 (c)	761,908
1,150,000	New York Liberty Development Corp (RB)
	5.75%, 11/15/21 (c)	1,281,284
700,000	New York Liberty Development Corp., 4 World Trade Center Project (RB)
	5.00%, 11/15/21 (c)	750,176
	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB)
500,000	5.13%, 01/15/20 (c)	534,830
500,000	6.38%, 01/15/20 (c)	553,705
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB)
	5.00%, 12/15/21 (c)	543,545
	New York State Dormitory Authority (RB)
550,000	5.00%, 04/01/21 (c)	609,598
300,000	5.00%, 03/15/23 (c)	332,022
	New York State Dormitory Authority, Cornell University, Series A (RB)
460,000	5.00%, 07/01/20 (c)	524,119
350,000	5.00%, 07/01/20 (c)	397,754
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
	5.00%, 03/15/21 (c)	547,610
300,000	New York State Thruway Authority (RB)
	5.00%, 01/01/22 (c)	322,236
635,000	Triborough Bridge & Tunnel Authority (RB)
	4.00%, 11/15/22 (c)	639,870
600,000	Triborough Bridge & Tunnel Authority, Series A (RB)
	4.00%, 11/15/22 (c)	626,640
		14,977,030
North Carolina: 2.6%
500,000	Charlotte, North Carolina Cultural Arts Facilities, Series E (CP)
	5.00%, 06/01/19 (c)	534,365
480,000	Charlotte-Mecklenburg Hospital Authority, Carolina HealthCare System, Series A (RB)
	5.25%, 01/15/21 (c)	518,870
	North Carolina Medical Care Commission, Series B (RB)
750,000	4.00%, 12/01/22 (c)	745,965
250,000	5.00%, 12/01/22 (c)	271,593
		2,070,793
Ohio: 3.5%
500,000	Akron Bath Copley Joint Township Hospital District (RB)
	5.00%, 05/15/23 (c)	535,530
600,000	Butler County, Ohio Hospital Facilities Revenue (RB)
	5.50%, 11/01/20 (c)	653,016
1,000,000	Ohio Higer Educational Facility Commission (RB)
	5.00%, 01/01/22 (c)	1,091,630
450,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB)
	5.00%, 01/15/22 (c)	473,683
		2,753,859
Oregon: 1.1%
800,000	State of Oregon (GO)
	5.00%, 08/01/23 (c)	899,080
Pennsylvania: 4.6%
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
420,000	4.00%, 06/01/22 (c)	401,684
250,000	5.00%, 06/01/22 (c)	262,013
500,000	Delaware River Port Authority (RB)
	5.00%, 01/01/24 (c)	542,530
325,000	Delaware River Port Authority, Series D (RB)
	5.00%, 01/01/20 (c)	345,355
500,000	Monoroeville Finance Authority (RB)
	5.00%, 08/15/22 (c)	537,590
500,000	Pennsylvania Higher Educational Facilities Authority (RB)
	5.00%, 11/01/22 (c)	523,325
450,000	Pennsylvania State Turnpike Commission, Series D (RB)
	5.30%, 12/01/19 (c)	485,145
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB)
	5.25%, 06/01/19 (c)	271,558
250,000	Westmoreland County, Municipal Authority (RB)
	5.00%, 08/15/23 (c)	273,943
		3,643,143
Puerto Rico: 1.5%
550,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Senior Series C (RB)
	5.00%, 08/01/21 (c)	426,707
1,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Senior Series C (RB)
	5.00%, 08/01/21 (c)	753,000
		1,179,707
South Carolina: 2.1%
500,000	South Carolina State Public Service Authority (RB)
	5.50%, 12/01/23 (c)	551,305
	South Carolina State Public Service Authority (RB)
75,000	5.00%, 12/01/21 (c)	82,259
500,000	5.00%, 01/01/20 (c)	534,090
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB)
	3.63%, 10/01/22 (c)	486,820
		1,654,474
Tennessee: 0.6%
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB)
	5.00%, 11/15/19 (c)	457,368
Texas: 4.8%
625,000	Houston, Texas Combine Utility System, First Lien, Series D (RB)
	5.00%, 11/15/21 (c)	685,581
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB)
	5.00%, 05/15/20 (c)	556,310
	Lower Colorado River Authority (RB)
505,000	4.00%, 05/15/22 (c)	510,025
680,000	4.00%, 05/15/22 (c)	682,224
1,000,000	5.00%, 05/15/23 (c)	1,081,040
300,000	Southwest Independent School District (GO)
	5.00%, 02/01/22 (c)	334,860
		3,850,040
Virginia: 2.0%
500,000	Virginia College Building Authority, Liberty University Projects (RB)
	5.00%, 03/01/20 (c)	545,590
750,000	Virginia Commonwealth University Health System Authority (RB)
	4.75%, 07/01/21 (c)	803,242
250,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB)
	5.00%, 05/01/20 (c)	267,585
		1,616,417
Washington: 5.5%
250,000	County of Pierce, Washington Sewer Revenue (RB)
	4.00%, 08/01/22 (c)	259,883
	King County, Washington Sewer Revenue (RB)
500,000	5.00%, 07/01/20 (c)	534,180
575,000	5.00%, 01/01/22 (c)	618,384
250,000	Snohomish County, Washington Limited Tax, Series A (GO)
	4.00%, 06/01/20 (c)	255,200
550,000	State of Washington (GO)
	5.00%, 08/01/20 (c)	626,692
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB)
	5.00%, 04/01/21 (c)	772,758
390,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB)
	5.00%, 02/01/21 (c)	413,466
585,000	Washington Health Care Facilities Authority, Providence Health & Services, Series A (RB)
	5.00%, 04/01/20 (c)	629,021
250,000	Washington State, Various Purpose, Series A (GO)
	5.00%, 08/01/23 (c)	287,438
		4,397,022
Total Municipal Bonds
(Cost: $76,476,699)		78,615,976

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $160,222)
160,222	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	160,222
Total Investments: 98.9% (Cost: $76,636,921)		78,776,198
Other assets less liabilities: 1.1%		867,997
NET ASSETS: 100.0%		$79,644,195

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Bond Bank	1.0%	$754,600
Development	5.4	4,275,548
Education	1.1	891,172
Facilities	4.3	3,391,100
General Obligation	18.2	14,350,103
Higher Education	10.4	8,170,671
Medical	25.9	20,354,366
Nursing Homes	0.3	265,180
Power	3.0	2,353,782
School District	1.1	895,136
Transportation	19.1	15,029,304
Utilities	4.6	3,620,502
Water	5.4	4,264,512
Money Market Fund	0.2	160,222
	100.0%	$78,776,198

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$78,615,976	$—	$78,615,976
Money Market Fund	160,222	—	—	160,222
Total	$160,222	$78,615,976	$—	$78,776,198

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 99.1%
Arizona: 0.9%
$240,000	Maricopa County, Arizona Hospital Sun Health Corporation (RB)
	5.00%, 04/01/24 (c)	$295,346
California: 7.8%
200,000	California State Public Works Board (RB)
	5.00%, 06/01/18	231,474
250,000	California State Public Works Board, Various University of California Projects, Series E (RB)
	5.00%, 04/01/19 (c)	294,875
350,000	Clovis California Unified School District, Election 2004-Series A (GO)
	3.95%, 08/01/19 ^	328,090
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB)
	3.53%, 01/01/20 ^	461,695
500,000	Los Angeles Unified School District/CA (GO) (FGIC)
	5.00%, 07/01/16 (c)	544,620
250,000	Los Angeles, California Unified School District, Series E (GO) (AMBAC)
	5.00%, 07/01/15 (c)	261,063
460,000	Orange County, California Water District Revenue, Series B (CP) (NATL)
	5.00%, 08/15/32 (c)	574,917
		2,696,734
Colorado: 21.2%
445,000	City & County of Denver, Colorado (GO)
	5.00%, 08/01/16 (c)	486,443
2,000,000	Colorado Department of Corrections (CP) (AMBAC)
	5.00%, 03/01/16 (c)	2,148,320
	Colorado Regional Transportation District, FasTracks Project, Series A (RB) (AMBAC)
150,000	4.38%, 11/01/16 (c)	163,452
115,000	4.50%, 11/01/16 (c)	125,634
1,000,000	5.00%, 11/01/16 (c)	1,103,610
865,000	5.00%, 11/01/16 (c)	954,623
200,000	Eagle County School District No. Re-50J (GO) (AGM) (SAW)
	5.00%, 12/01/16 (c)	220,998
2,000,000	Regional Transportation District (RB) (AMBAC)
	5.00%, 11/01/15 (c)	2,121,040
		7,324,120
Florida: 1.6%
275,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB)
	5.00%, 08/01/16	300,322
200,000	Hillsborough County, Industrial Development Authority Revenue (RB)
	5.63%, 08/15/18 (c)	237,210
		537,532
Georgia: 4.0%
1,000,000	Georgia State, Series A (GO)
	4.00%, 09/01/15 (c)	1,041,670
300,000	Georgia State, Series G (GO)
	5.00%, 12/01/17 (c)	342,711
		1,384,381
Hawaii: 2.4%
	State of Hawaii (GO) (AGM)
500,000	5.00%, 03/01/16 (c)	537,080
265,000	5.00%, 04/01/17 (c)	296,641
		833,721
Illinois: 9.4%
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO)
	5.00%, 12/01/16 (c)	553,110
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM)
	5.00%, 07/01/16 (c)	816,172
	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM)
850,000	5.00%, 07/01/16 (c)	924,995
700,000	5.00%, 07/01/16 (c)	761,761
180,000	Metropolitan Water Reclamation District of Greater Chicago (GO)
	5.00%, 12/01/16 (c)	199,120
		3,255,158
Kentucky: 0.8%
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM)
	5.00%, 08/01/15 (c)	261,953
Maryland: 0.3%
	County of Baltimore MD (RB)
50,000	4.50%, 09/01/16 (c)	54,281
50,000	5.00%, 09/01/16 (c)	54,796
		109,077
Massachusetts: 6.6%
350,000	Commonwealth of Massachusetts (GO) (AMBAC)
	5.00%, 11/01/16 (c)	386,676
500,000	Commonwealth of Massachusetts, Series C (GO) (AGM)
	5.50%, 11/01/15	533,030
200,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 07/01/15 (c)	208,850
350,000	Massachusetts School Building Authority (RB) (NATL)
	5.00%, 08/15/15 (c)	367,388
350,000	Massachusetts State Consolidated Loan, Series C (GO)
	5.00%, 09/01/15 (c)	368,141
365,000	Massachusetts State Water Resources Authority, Series A (RB)
	6.50%, 07/15/19	419,097
		2,283,182
Michigan: 0.2%
55,000	Royal Oak Hospital Finance Authority (RB)
	8.00%, 09/01/18 (c)	70,426
Missouri: 0.1%
45,000	University of Missouri (RB)
	5.00%, 11/01/17 (c)	51,372
Nevada: 0.8%
250,000	Clark County School District, Series C (GO) (AGM)
	5.00%, 12/15/15 (c)	266,268
New Jersey: 8.9%
150,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB)
	5.25%, 09/01/14 (c)	150,558
570,000	New Jersey State Educational Facilities Authority, University of Medicine and Dentistry, Series B (RB)
	7.50%, 06/01/19 (c)	734,650
2,040,000	New Jersey State Transportation Trust Fund Authority, Series B (RB)
	5.25%, 12/15/15 (c)	2,179,658
		3,064,866
New York: 1.1%
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL)
	6.00%, 04/01/20	340,182
20,000	Triborough Bridge & Tunnel Authority (RB)
	4.50%, 05/15/18 (c)	22,780
		362,962
North Carolina: 1.0%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB)
	5.00%, 01/15/15 (c)	102,154
230,000	North Carolina Infrastructure Finance Corp (CP) (AGM)
	5.00%, 05/01/17 (c)	258,320
		360,474
Oregon: 1.7%
20,000	Deschutes & Jefferson Counties School District No 2J Redmond/OR (GO) (SBG)
	5.50%, 06/15/18 (c)	23,475
475,000	State of Oregon Department of Transportation (RB)
	5.00%, 05/15/19 (c)	558,804
		582,279
Pennsylvania: 0.0%
10,000	Central Bucks School District (GO) (SAW)
	5.00%, 05/15/18 (c)	11,564
Puerto Rico: 3.2%
500,000	Commonwealth of Puerto Rico (GO)
	5.25%, 07/01/16 (c)	546,790
500,000	Puerto Rico Highways & Transportation Authority (RB)
	5.50%, 07/01/16 (c)	549,665
		1,096,455
South Carolina: 4.6%
1,500,000	Charleston County, South Carolina School District (RB)
	5.25%, 12/01/15 (c)	1,599,765
Texas: 7.9%
100,000	City of Houston, Taxes (GO) (AGM)
	5.00%, 03/01/16 (c)	107,416
500,000	Harris County Health Facilities Development Corp. (RB)
	7.25%, 12/01/18 (c)	631,375
350,000	Texas Transportation Commission State Highway Fund (RB)
	5.00%, 04/01/16 (c)	377,632
100,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB)
	5.00%, 04/01/16 (c)	107,895
1,405,000	Waco Health Facilities Development Corp., FHA Insured Mortgage Revenue, Hillcrest Health System Project (RB) (FHA) (NATL)
	4.50%, 08/01/16 (c)	1,520,463
		2,744,781
Utah: 1.4%
	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM)
220,000	4.50%, 12/15/15 (c)	232,822
250,000	4.75%, 12/15/15 (c)	265,418
		498,240
Virginia: 3.5%
1,020,000	Richmond Metropolitan Authority (RB)
	5.25%, 07/15/22	1,205,405
Washington: 9.7%
	State of Washington (GO) (AGM)
70,000	5.00%, 07/01/17 (c)	78,901
50,000	5.00%, 01/01/18 (c)	57,059
2,000,000	Washington Health Care Facilities Authority, Swedish Health Services, Series A (RB)
	6.50%, 11/15/15 (c)	2,160,440
1,000,000	Washington State, Series D (GO) (AMBAC)
	5.00%, 01/01/16 (c)	1,067,040
		3,363,440
Total Municipal Bonds: 99.1% (Cost: $33,870,803)		34,259,501
Other assets less liabilities: 0.9%		300,368
NET ASSETS: 100.0%		$34,559,869

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	6.2%	$2,117,711
Facilities	3.1	1,046,622
General Obligation	28.1	9,625,387
Higher Education	2.6	888,176
Medical	14.7	5,024,337
School District	4.8	1,656,078
Transportation	39.3	13,482,093
Water	1.2	419,097
	100.0%	$34,259,501

 The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$34,259,501	$—	$34,259,501

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Principal
Amount		Value
MUNICIPAL BONDS: 101.8%
Alabama: 0.6%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$300,000	6.45%, 09/04/14 (c)	$300,772
60,000	Health Care Authority of Cullman County, Series A (RB)
	6.25%, 02/01/19 (c)	65,163
		365,935
Arizona: 4.9%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
1,250,000	5.00%, 02/01/20	1,441,212
250,000	5.00%, 02/01/21	290,635
1,175,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
	5.10%, 10/01/16 (c)	1,174,918
35,000	Salt Verde Financial Corp. (RB)
	5.25%, 12/01/23	40,528
		2,947,293
California: 8.0%
140,000	Alameda Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC)
	2.02%, 10/01/17 ^	133,134
315,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB)
	5.00%, 07/01/15 (c)	301,468
150,000	California Housing Finance Agency, Series G (RB)
	4.95%, 02/01/17 (c)	153,201
150,000	California Municipal Finance Authority, Rocketship Education, Series A (RB)
	6.00%, 06/01/22 (c)	156,024
250,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB)
	5.00%, 07/15/19 (c) (p)	276,322
600,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB)
	5.50%, 07/15/22 (c) (p)	686,616
1,000,000	Foothill-Eastern Transportation Corridor Agency (RB)
	5.00%, 07/15/17 (c) (p)	1,096,790
	Inland Empire Tobacco Securitization Authority, Series A (RB)
140,000	4.63%, 06/01/17 (c)	132,717
600,000	5.00%, 06/01/17 (c)	581,424
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6. Series A (ST)
	5.00%, 08/01/22 (c)	113,913
170,000	Vernon City, California, Electric System Revenue, Series A (RB)
	5.13%, 08/01/19 (c)	188,200
1,000,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
	4.00%, 09/01/21	984,840
		4,804,649
Colorado: 0.4%
250,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB)
	5.20%, 09/04/14 (c)	245,230
Connecticut: 0.6%
150,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB)
	6.45%, 09/04/14 (c)	150,090
200,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
	7.00%, 04/01/20 (c)	227,484
		377,574
Florida: 1.6%
200,000	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
	5.63%, 11/15/17 (c)	202,034
500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB)
	6.00%, 06/01/21	532,425
200,000	Village Community Development District No. 10 (SA)
	4.50%, 05/01/22 (c)	200,636
		935,095
Guam: 1.0%
	Government of Guam, Series A (GO)
150,000	5.00%, 11/15/17 (c)	150,935
445,000	6.00%, 11/15/19	481,877
		632,812
Hawaii: 0.3%
165,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB)
	6.30%, 09/04/14 (c)	165,637
Idaho: 1.2%
500,000	Idaho Health Facilities Authority, Series B-1 (RB)
	6.50%, 10/01/15 (c)	505,810
200,000	Idaho Health Facilities Authority, Series B-2 (RB)
	6.00%, 10/01/15 (c)	201,688
		707,498
Illinois: 5.3%
405,000	City of Chicago, Series A-2 (GO) (AMBAC)
	5.50%, 01/01/18	442,859
60,000	Illinois Finance Authority, Institute of technology, Series A (RB)
	5.00%, 04/01/16 (c)	62,347
170,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
	8.00%, 05/15/15 (c)	113,395
150,000	Illinois Finance Authority, Peace Village (RB)
	5.25%, 08/15/23	152,532
150,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB)
	7.00%, 08/25/14 (c)	150,192
	Illinois Railsplitter Tobacco Settlement Authority (RB)
95,000	5.00%, 06/01/17	105,155
450,000	5.00%, 06/01/18	507,928
90,000	5.00%, 06/01/19	102,885
1,125,000	5.25%, 06/01/20	1,316,205
40,000	5.25%, 06/01/21	47,216
25,000	5.38%, 06/01/21	29,706
145,000	5.50%, 06/01/21 (c)	169,251
		3,199,671
Indiana: 0.7%
10,000	City of Anderson Economic Development, Anderson University Project (RB)
	4.75%, 09/04/14 (c)	10,002
265,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB)
	6.00%, 12/01/19	289,104
120,000	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series B (RB)
	5.00%, 01/01/17 (c)	129,293
		428,399
Iowa: 3.4%
410,000	City of Coralville, Marriott Hotel and Convention Center, Series D (CP)
	5.25%, 06/01/16 (c)	411,382
	Iowa Finance Authority, Iowa Fertilizer Company Project (RB)
590,000	5.00%, 12/01/19	620,597
1,000,000	5.50%, 12/01/18 (c)	1,046,410
		2,078,389
Kansas: 0.0%
25,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC)
	5.13%, 01/01/17 (c)	25,569
Kentucky: 1.7%
925,000	Kentucky Public Transportation Infrastructure Authority, Series A (RB)
	5.00%, 07/01/17	1,027,592
Louisiana: 8.6%
	City of New Orleans LA Sewerage Service Revenue (RB)
1,000,000	5.00%, 06/01/18	1,131,510
1,225,000	5.00%, 06/01/19	1,405,246
500,000	5.00%, 06/01/20	579,655
200,000	5.00%, 06/01/24	229,220
90,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB)
	6.25%, 12/01/19	100,851
415,000	Louisiana Public Facilities Authority, Progressive Healthcare Providers (RB)
	6.38%, 09/04/14 (c)(d)	381,422
1,000,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Series A (RB)
	7.50%, 07/01/23	1,000,000
340,000	Parish of St. Charles, Valero Project (RB)
	4.00%, 06/01/22 (p)	363,538
		5,191,442
Maine: 0.2%
90,000	Health and Higher Education Facilities Authority (RB)
	5.00%, 07/01/19	98,798
Maryland: 0.7%
	Baltimore Convention Center Hotel, Series A (RB) (XLCA)
210,000	5.25%, 09/01/16 (c)	219,290
220,000	5.25%, 09/01/16 (c)	232,461
		451,751
Michigan: 4.6%
35,000	City of Detroit, Sewage Disposal System, Series A (RB)
	5.00%, 07/01/22	35,044
175,000	City of Detroit, Sewage Disposal System, Series B (RB)
	4.50%, 07/01/16 (c)	170,674
	City of Detroit, Water Supply System, Series A (RB)
250,000	5.00%, 07/01/19	252,695
175,000	5.00%, 07/01/20	176,953
1,150,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB)
	7.50%, 09/04/14 (c)	1,149,896
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
1,050,000	5.13%, 06/01/17 (c)	909,930
90,000	5.25%, 06/01/17 (c)	79,043
		2,774,235
Minnesota: 0.2%
110,000	City of International Falls, Pollution Control (RB)
	5.65%, 09/04/14 (c)	110,155
Mississippi: 0.1%
30,000	Mississippi Business Finance Corporation, System Energy Resources, Inc. (RB)
	5.88%, 09/02/14 (c)	30,011
Missouri: 0.4%
150,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
	6.25%, 09/04/14 (c)	151,913
120,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
	5.00%, 06/15/15 (c)	118,080
		269,993
Nebraska: 0.4%
200,000	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A (RB) (AMBAC)
	5.00%, 01/01/17 (c)	217,020
New Hampshire: 0.0%
20,000	New Hampshire Higher Educational and Health Facilities Authority, Franklin Pierce College (RB) (ACA)
	5.25%, 09/04/14 (c)	17,629
New Jersey: 10.9%
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
1,000,000	5.00%, 06/15/17	1,107,740
500,000	5.00%, 06/15/19	568,645
165,000	5.00%, 06/15/22	188,696
150,000	5.00%, 06/15/22 (c)	169,631
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
185,000	4.88%, 09/15/19	189,314
225,000	5.13%, 08/20/22 (c)	235,919
500,000	New Jersey Economic Development Authority, Long Gate Project (RB)
	4.38%, 01/01/24	497,125
	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
650,000	5.00%, 07/01/22 (c)	746,297
250,000	5.00%, 07/01/22	289,332
1,295,000	Salem County Pollution Control Financing Authority (RB)
	5.00%, 12/01/23	1,435,805
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
1,070,000	4.50%, 06/01/17 (c)	1,048,579
75,000	5.00%, 06/01/17 (c)	80,543
30,000	Tobacco Settlement Financing Corp., Series 1A (RB)
	5.00%, 06/01/17	32,847
		6,590,473
New Mexico: 1.6%
900,000	County of Otero, Jail Project (RB)
	5.75%, 10/01/16 (c)	857,223
150,000	Otero County, New Mexico Jail Project Revenue (RB)
	6.00%, 10/01/16 (c)	132,785
		990,008
New York: 5.8%
545,000	New York City Industrial Development Agency, Civic Facility, Series A (RB)
	5.00%, 12/01/16 (c)	579,346
50,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
	5.00%, 01/01/17 (c)	53,591
100,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB)
	5.00%, 09/04/14 (c)	100,141
205,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB)
	5.00%, 07/01/22	228,466
	New York Dormitory Authority, Pace University, Series A (RB)
250,000	4.00%, 05/01/22	260,813
165,000	5.00%, 05/01/23	181,271
150,000	New York Dormitory Authority, Yeshiva University (RB)
	5.00%, 09/01/19 (c)	161,744
500,000	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project, Series A (RB)
	5.00%, 07/01/19	526,375
30,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB)
	5.00%, 07/01/18	34,091
	Town of Oyster Bay, New York Public Improvement (GO)
90,000	3.00%, 08/15/16	93,956
50,000	3.00%, 08/15/17 (c)	51,284
1,105,000	3.00%, 08/15/17 (c)	1,141,255
75,000	TSASC, Inc., Tobacco Settlement, Series 1 (RB)
	4.75%, 06/01/16 (c)	75,255
		3,487,588
Ohio: 9.6%
25,000	Buckeye Tobacco Settlement Financing Authority, Series A-1 (RB)
	5.00%, 06/01/17	27,206
	Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
2,000,000	5.13%, 06/01/17 (c)	1,673,740
190,000	5.38%, 06/01/17 (c)	161,557
150,000	City of Cleveland, Airport Special Revenue, Continental Airlines, Inc. Project (RB)
	5.70%, 09/04/14 (c)	150,786
315,000	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC)
	5.00%, 01/01/17 (c)	342,043
	County of Muskingum, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	48,973
135,000	5.00%, 02/15/20	144,256
935,000	Ohio Air Quality Development Authority, Series A (RB)
	3.75%, 12/03/18 (p)	974,822
900,000	Ohio Air Quality Development Authority, Series C (RB)
	5.63%, 06/01/18	1,001,538
150,000	Ohio State Water Development Authority, Series A (RB)
	5.88%, 06/01/16 (p)	161,721
1,030,000	Ohio State Water Development Authority, Series B (RB)
	4.00%, 06/03/19 (p)	1,088,761
		5,775,403
Pennsylvania: 2.9%
750,000	Beaver County Industrial Development Authority, Pollution Control, Series B (RB)
	3.50%, 06/01/20 (p)	759,450
135,000	Delaware River Port Authority, Port District Project (RB)
	5.00%, 01/01/22	151,567
120,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB)
	5.13%, 12/01/15	124,020
150,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB)
	6.25%, 10/15/19 (c)	168,444
150,000	Philadelphia Authority for Industrial Development, Series A (RB)
	5.88%, 06/15/22	155,573
370,000	Philadelphia Hospital and Higher Education Facilities Authority, Series B (RB)
	5.00%, 07/01/17	388,222
		1,747,276
Puerto Rico: 3.6%
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
50,000	5.00%, 07/01/17 (c)	38,763
790,000	5.00%, 07/01/18 (c)	627,078
75,000	5.25%, 07/01/16 (c)	57,890
80,000	5.25%, 07/01/16 (c)	62,021
25,000	5.50%, 07/01/17	22,834
190,000	5.50%, 07/01/19	160,987
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
100,000	4.13%, 07/01/16 (c)	66,733
100,000	4.75%, 07/01/16 (c)	64,193
75,000	Puerto Rico Highways & Transportation Authority, Series K (RB)
	5.00%, 07/01/15 (c)	34,325
100,000	Puerto Rico Highways & Transportation Authority, Series M (RB)
	4.00%, 07/01/17	45,278
40,000	Puerto Rico Highways & Transportation Authority, Series N (RB)
	5.50%, 07/01/21	18,304
60,000	Puerto Rico Highways & Transportation Authority, State Infrastructure Bank (RB)
	5.00%, 01/01/15 (c)	27,455
	Puerto Rico Infrastructure Financing Authority, Series C (RB) (AMBAC)
50,000	5.50%, 07/01/16	49,998
75,000	5.50%, 07/01/20	48,200
70,000	Puerto Rico Public Buildings Authority, Series F (RB) (COMWLTH GTD)
	5.25%, 07/01/19	53,115
360,000	Puerto Rico Public Buildings Authority, Series H (RB) (AMBAC) (COMWLTH GTD)
	5.50%, 07/01/18	358,733
40,000	Puerto Rico Public Buildings Authority, Series M (RB) (COMWLTH GTD)
	5.75%, 07/01/16	32,970
40,000	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD)
	5.13%, 09/04/14 (c)	28,849
35,000	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD)
	5.00%, 07/01/20	26,462
	University of Puerto Rico, Series P (RB)
150,000	5.00%, 06/01/16 (c)	87,873
240,000	5.00%, 06/01/16 (c)	143,563
195,000	University of Puerto Rico, Series Q (RB)
	5.00%, 06/01/16 (c)	117,281
		2,172,905
South Carolina: 0.6%
335,000	South Carolina Jobs, Economic Development Authority (RB)
	5.38%, 08/01/19 (c)	377,565
South Dakota: 0.4%
250,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
	5.00%, 11/15/16 (c)	257,520
Tennessee: 0.1%
	Clarksville Natural Gas Acquisition Corp. (RB)
25,000	5.00%, 12/15/15	26,292
25,000	5.00%, 12/15/17	27,649
		53,941
Texas: 11.9%
1,000,000	City of Houston TX Airport System Revenue (RB)
	4.50%, 07/01/20	1,023,920
1,000,000	City of Houston, Airport System Special Facilities, United Airlines, Inc. (RB)
	4.75%, 07/01/24	1,031,870
800,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A-1 (RB)
	6.15%, 09/04/14 (c)	813,472
10,000	Sam Rayburn Municipal Power Agency (RB)
	5.00%, 10/01/15	10,509
475,000	Tarrant County Cultural Education Facilities Finance Corp., Series C-1 (RB)
	7.50%, 09/04/14 (c)	468,877
2,000,000	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
	5.00%, 12/15/21	2,279,380
365,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB)
	5.00%, 12/15/22	414,859
	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien Series A (RB)
155,000	5.25%, 12/15/21	177,326
80,000	5.25%, 12/15/22	91,503
255,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB)
	5.63%, 12/15/17	280,701
370,000	Texas Turnpike Authority, First Tier, Series A (RB) (AMBAC)
	3.60%, 08/15/22 ^	286,987
250,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
	6.00%, 01/01/21 (c)	269,648
50,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series C (RB)
	5.50%, 09/04/14 (c)	50,072
		7,199,124
Vermont: 0.3%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB)
	5.00%, 12/15/20	170,976
Virgin Islands: 1.9%
1,000,000	Virgin Islands Public Finance Authority, Series A (RB)
	5.00%, 10/01/20	1,151,640
Virginia: 1.8%
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB)
	4.13%, 01/01/22 (c)	25,007
1,070,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB)
	4.75%, 07/01/23	1,061,140
		1,086,147
Washington: 1.2%
450,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project, Series B-1 (RB)
	5.88%, 01/01/15 (c)	451,840
250,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
	5.25%, 01/01/17	251,388
		703,228
West Virginia: 0.0%
15,000	West Virginia Hospital Finance Authority, Thomas health System, Inc. (RB)
	6.25%, 10/01/18 (c)	15,856
Wisconsin: 4.3%
935,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series B (RB)
	5.00%, 07/01/22	1,031,099
750,000	Public Finance Authority, Rose Villa Project, Series B-1 (RB)
	4.50%, 11/15/15 (c)	761,137
550,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, Series A (RB)
	7.00%, 06/01/20	615,516
160,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB)
	5.25%, 08/15/16 (c)	173,076
		2,580,828
Total Municipal Bonds (Cost: $61,267,837)		61,462,855

Number
of Shares
MONEY MARKET FUND: 0.7% (Cost: $441,511)
441,511	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	441,511
Total Investments: 102.5% (Cost: $61,709,348)		61,904,366
Liabilities in excess of other assets: (2.5)%		(1,531,532)
NET ASSETS: 100.0%		$60,372,834

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments	% of
By Sector (unaudited)	Investments	Value
Airport	4.8%	$2,973,852
Development	19.2	11,893,879
Education	1.2	742,981
Facilities	5.9	3,665,257
General Obligation	10.6	6,544,806
Higher Education	2.5	1,559,522
Medical	13.5	8,382,873
Nursing Homes	7.5	4,610,552
Pollution	2.8	1,740,924
Power	0.3	181,485
Single Family Housing	0.3	153,201
Tobacco Settlement	11.4	7,081,187
Transportation	9.4	5,819,082
Utilities	7.1	4,394,850
Water	2.8	1,718,404
Money Market Fund	0.7	441,511
	100.0%	$61,904,366

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$—	$61,462,855	$—	$61,462,855
Money Market Fund	441,511	—	—	441,511
Total	$441,511	$61,462,855	$—	$61,904,366

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.5%
Alabama: 1.5%
$1,400,000	Alabama Federal Aid Highway Finance Authority (RB)
	5.00%, 09/01/19	$1,634,710
1,825,000	Alabama Public School & College Authority, Capital Improvement, Series A (RB)
	5.00%, 05/01/16	1,972,314
		3,607,024
Arizona: 1.2%
500,000	Arizona State Lottery Revenue, Series A (RB) (AGM)
	5.00%, 07/01/15	521,190
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB)
	4.00%, 01/01/16	526,075
	Arizona Transportation Board, Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB)
500,000	5.00%, 07/01/15	521,840
455,000	5.00%, 07/01/17	512,999
865,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB)
	5.00%, 07/01/17	973,921
		3,056,025
Arkansas: 0.5%
1,000,000	State of Arkansas, Federal Highway Grant (GO)
	5.00%, 04/01/18	1,149,830
California: 10.1%
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB)
	5.00%, 10/15/19 (p)	850,940
250,000	California State Department of Water Resources, Central Valley Project, Series AM (RB)
	5.00%, 12/01/18	293,238
750,000	California State Department of Water Resources, Power Supply Revenue, Series L (RB)
	5.00%, 05/01/16	811,500
1,170,000	California State Department of Water Resources, Series L (RB)
	5.00%, 05/01/17	1,313,711
750,000	California State Department of Water Resources, Series M (RB)
	5.00%, 05/01/16	811,087
550,000	California State Economic Recovery, Series A (GO)
	5.00%, 07/01/16	598,972
475,000	California State Public Works Board, Series C (RB)
	4.00%, 06/01/16	506,103
520,000	California State Public Works Board, Series E (RB)
	4.00%, 06/01/17	567,559
1,000,000	California State Public Works Board, Series G (RB)
	4.00%, 11/01/17	1,101,760
	California State Various Purpose (GO)
200,000	3.50%, 03/01/16	210,064
1,370,000	4.00%, 09/01/17	1,510,247
1,000,000	4.00%, 02/01/19	1,125,270
500,000	5.00%, 10/01/15	527,865
1,250,000	5.00%, 12/01/15	1,329,362
500,000	5.00%, 03/01/16	536,915
1,000,000	5.00%, 09/01/16	1,095,700
1,000,000	5.00%, 04/01/17	1,118,270
400,000	5.00%, 11/01/17	455,396
435,000	5.00%, 03/01/18	498,714
1,400,000	5.00%, 04/01/18	1,608,124
1,385,000	5.00%, 09/01/18	1,608,525
2,050,000	5.00%, 09/01/18	2,380,849
250,000	5.00%, 10/01/18	290,935
1,000,000	California Statewide Communities Development Authority, Pollution Control, Series A (RB)
	1.37%, 04/02/18 (p)	1,009,470
435,000	California Water Resources Department Power Supply, Series L (RB)
	5.00%, 05/01/18	502,160
500,000	Los Angeles, California Unified School District, Series A-1 (GO)
	5.00%, 07/01/15	522,030
1,000,000	Los Angeles, California Unified School District, Series J (GO)
	5.00%, 07/01/17	1,129,020
500,000	Los Angeles, California Unified School District, Series KY (GO)
	5.00%, 07/01/15	522,030
10,000	Santa Clara County, California Financing Authority Lease, Capital Projects, Series A (RB)
	4.00%, 02/01/17	10,854
		24,846,670
Colorado: 0.1%
250,000	Regional Transportation District, Series A (CP)
	5.00%, 06/01/18	284,078
Connecticut: 1.4%
500,000	Connecticut State Economic Recovery, Series A (GO)
	5.00%, 01/01/16	533,080
1,670,000	Connecticut State Health and Educational Facilities Authority, Series A-3 (RB)
	0.88%, 02/08/18 (p)	1,669,132
850,000	Connecticut State Transportation Infrastructure, Series A (RB)
	5.00%, 12/01/17	970,717
250,000	State of Connecticut, Series C (GO)
	5.00%, 06/01/16	271,048
		3,443,977
Delaware: 0.3%
	State of Delaware, Series B (GO)
110,000	5.00%, 02/01/16	117,777
500,000	5.00%, 02/01/17	556,505
		674,282
District of Columbia: 0.1%
320,000	District of Columbia, Series D (RB)
	5.00%, 12/01/16	353,754
Florida: 5.3%
	Citizens Property Insurance Corp., Series A-1 (RB) (AGM)
400,000	4.00%, 06/01/17	434,708
250,000	5.00%, 06/01/15	259,768
500,000	5.00%, 06/01/19	577,825
600,000	City of Jacksonville, Florida, Series A (RB)
	5.00%, 10/01/16	658,494
	City of Jacksonville, Florida, Series B (RB)
260,000	5.00%, 10/01/16	285,347
475,000	5.00%, 10/01/17	539,111
1,500,000	City of Jacksonville, Florida, Series C (RB)
	5.00%, 10/01/18	1,740,285
1,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB)
	5.00%, 07/01/15	1,043,780
500,000	JEA Electric System, Series D (RB)
	5.00%, 10/01/19	585,415
400,000	Palm Beach County School District, Series A (CP)
	5.00%, 08/01/16 (p)	435,076
260,000	State of Florida, Board of Education, Lottery Revenue, Series D (RB)
	5.00%, 07/01/17	292,900
	State of Florida, Board of Education, Lottery Revenue, Series E (RB)
475,000	5.00%, 07/01/16	515,864
100,000	5.00%, 07/01/19	117,372
900,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
	5.00%, 06/01/16	976,635
440,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
	5.00%, 06/01/16	477,466
500,000	State of Florida, Department of Environmental Protection, Series B (RB)
	5.00%, 07/01/18	574,755
250,000	State of Florida, Department of Transportation, Series A (GO)
	5.00%, 07/01/15	261,038
1,250,000	State of Florida, Department of Transportation, Series B (RB)
	4.00%, 07/01/15	1,293,412
810,000	State of Florida, State Board of Education, Series A (GO)
	5.00%, 06/01/18	933,169
1,000,000	State of Florida, State Board of Education, Series C (GO)
	5.00%, 06/01/16	1,085,150
		13,087,570
Georgia: 3.0%
400,000	City of Atlanta, Airport Passenger Facility, Series B (RB)
	5.00%, 01/01/17	442,680
600,000	City of Atlanta, Department of Aviation, Series A (RB)
	5.00%, 01/01/17	664,782
280,000	County Board of Education of Richmond County (GO) (SAW)
	5.00%, 10/01/17	316,663
700,000	Fulton County Development Authority, Georgia Tech Athletic Association Project, Series A (RB)
	5.00%, 10/01/19	818,825
2,315,000	Gwinnett County School District, Series A (GO)
	4.50%, 10/01/17	2,594,467
500,000	Municipal Electric Authority of Georgia, Series A (RB)
	5.00%, 11/01/17	567,520
400,000	State of Georgia, Series A (GO)
	5.00%, 07/01/16	435,616
500,000	State of Georgia, Series B (GO)
	5.00%, 10/01/15	527,865
500,000	State of Georgia, Series F (GO)
	5.00%, 12/01/16	553,725
410,000	State of Georgia, Series I (GO)
	4.00%, 07/01/19	463,690
		7,385,833
Hawaii: 0.2%
500,000	State of Hawaii, Series EA (GO)
	5.00%, 12/01/16	553,355
Illinois: 11.6%
480,000	Chicago, Illinois, O’Hare International Airport Revenue, Series B (RB)
	5.00%, 01/01/17	529,632
250,000	Chicago, Illinois, O’Hare International Airport, 3rd Lien, Series A (RB)
	5.00%, 01/01/17	275,850
	City of Chicago, Modern Schools Across Chicago Program, Series A (GO)
500,000	4.00%, 12/01/17	539,170
2,250,000	5.00%, 12/01/19	2,541,780
	County of Cook, Series A (GO)
365,000	4.00%, 11/15/16	391,995
2,800,000	5.00%, 11/15/17	3,155,404
615,000	5.00%, 11/15/19	707,293
	State of Illinois (GO)
275,000	4.00%, 07/01/15	283,811
285,000	4.00%, 09/01/18	305,218
1,000,000	5.00%, 08/01/15	1,044,740
1,500,000	5.00%, 01/01/16	1,583,955
400,000	5.00%, 01/01/16	422,676
700,000	5.00%, 01/01/17	758,877
955,000	5.00%, 01/01/17	1,035,793
750,000	5.00%, 03/01/17	816,577
4,100,000	5.00%, 08/01/17	4,509,057
740,000	5.00%, 01/01/18	815,547
500,000	5.00%, 02/01/20	552,390
1,000,000	State of Illinois, Department of Employment Security, Series B (RB)
	5.00%, 12/15/16 (c)	1,101,500
500,000	State of Illinois, Sales Tax, Junior Lien (RB)
	3.00%, 06/15/16	523,695
500,000	State of Illinois, Sales Tax, Junior Obligation (RB)
	5.00%, 06/15/18	574,740
	State of Illinois, Series A (GO)
500,000	3.00%, 01/01/18	516,375
500,000	3.50%, 09/01/15	516,130
250,000	3.88%, 09/01/17	266,983
850,000	4.00%, 01/01/17	901,467
3,150,000	4.00%, 09/01/18 (c)	3,323,061
500,000	5.00%, 04/01/17	545,520
		28,539,236
Indiana: 0.3%
600,000	Indiana Health and Educational Facility Financing Authority, Series B-8 (RB)
	4.10%, 11/03/16 (p)	646,746
Kentucky: 1.2%
	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A (RB)
500,000	5.00%, 02/01/17	555,055
1,710,000	5.00%, 02/01/18	1,952,170
400,000	Kentucky State Property & Building Commission, Project No. 100, Series A (RB)
	5.00%, 08/01/17	450,788
		2,958,013
Louisiana: 0.5%
1,000,000	State of Louisiana, Series A (GO)
	5.00%, 11/15/19	1,184,190
Maryland: 3.9%
2,800,000	Baltimore County Consolidated Public Improvement (GO)
	5.00%, 08/01/18	3,244,024
500,000	Maryland Department of Transportation (RB)
	5.00%, 06/01/18	576,645
400,000	Montgomery County, Series A (GO)
	5.00%, 07/01/16	435,616
750,000	State of Maryland Department of Transportation (RB)
	5.00%, 05/01/19	879,757
	State of Maryland, First Series B (GO)
1,000,000	4.50%, 08/01/19	1,157,240
300,000	5.00%, 03/01/19	351,591
	State of Maryland, First Series C (GO)
600,000	5.00%, 08/01/15	628,866
1,780,000	5.00%, 08/01/18	2,065,316
250,000	State of Maryland, Third Series C (GO)
	5.00%, 11/01/17	284,798
		9,623,853
Massachusetts: 2.4%
750,000	Commonwealth of Massachusetts, Series B (GO)
	5.00%, 08/01/16	819,532
1,000,000	Commonwealth of Massachusetts, Series E (GO)
	5.00%, 12/01/16	1,106,950
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB)
	5.00%, 01/18/18 (p)	1,134,690
750,000	Massachusetts Development Finance Agency, Series K-4 (RB)
	5.00%, 01/14/16 (p)	799,657
	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B (RB)
1,100,000	5.00%, 08/15/18	1,277,056
200,000	5.00%, 08/15/19	236,116
555,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB)
	5.00%, 08/01/18	644,200
		6,018,201
Michigan: 3.1%
500,000	City of Detroit, Michigan, Water and Sewerage Department, Series A (RB) (AGM)
	5.00%, 07/01/18	508,665
1,165,000	Michigan Finance Authority, Clean Water Revolving Revenue (RB)
	5.00%, 10/01/17	1,327,343
1,000,000	Michigan Finance Authority, School District of the City of Detroit (RB)
	5.00%, 06/01/15	1,033,080
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
1,000,000	5.00%, 07/01/17	1,129,020
1,750,000	5.00%, 07/01/18	2,026,202
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB)
	5.00%, 11/15/15	530,610
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB)
	2.00%, 05/30/18 (p)	517,355
570,000	Wayne Country Airport Authority, Series A-D (RB)
	5.00%, 12/01/18	649,583
		7,721,858
Minnesota: 3.2%
2,050,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series A (RB)
	4.00%, 11/15/18 (p)	2,290,444
2,655,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series B (RB)
	4.00%, 11/15/18 (p)	2,966,405
675,000	Regents of University of Minnesota, Series A (RB)
	5.00%, 12/01/18	787,678
900,000	State of Minnesota, Series E (GO)
	5.00%, 08/01/19	1,062,261
700,000	State of Minnesota, Various Purposes, Series D (GO)
	5.00%, 08/01/18	811,608
		7,918,396
Missouri: 1.3%
1,500,000	Mississippi Highways & Transportation Commission, Series A (RB)
	5.00%, 05/01/16	1,621,080
500,000	Missouri Highway and Transportation Commission, Series C (RB)
	5.00%, 02/01/17	556,505
900,000	State of Missouri, Series A (CP)
	2.13%, 10/01/18	929,196
		3,106,781
Nebraska: 0.5%
1,000,000	Nebraska Public Power District, Series C (RB)
	5.00%, 01/01/18 (c)	1,119,300
Nevada: 0.2%
500,000	State of Nevada, Unemployment Compensation (RB)
	5.00%, 06/01/17	562,520
New Jersey: 8.5%
65,000	Garden State Preservation Trust, Series A (RB)
	4.00%, 11/01/19	73,718
	New Jersey Building Authority, Series A (RB)
500,000	5.00%, 06/15/18	561,400
575,000	5.00%, 06/15/19	650,239
1,610,000	New Jersey Economic Development Authority, School Facilities Construction, Series D (RB)
	5.00%, 12/15/17	1,805,261
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series DD (RB)
	4.00%, 12/15/16	539,795
375,000	New Jersey Economic Development Authority, School Facilities Construction, Series DD-1 (RB)
	5.00%, 12/15/18	425,783
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
890,000	5.00%, 09/01/17	990,846
490,000	5.00%, 09/01/18	553,563
275,000	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
	5.00%, 09/01/16	300,179
500,000	New Jersey Educational Facilities Authority, Series B (RB)
	5.00%, 06/01/19	566,155
1,000,000	New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, Series B (RB)
	5.00%, 09/15/18	1,135,600
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB)
	5.00%, 12/01/15	530,065
1,000,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 2 (RB)
	3.75%, 12/01/18	1,087,680
500,000	New Jersey State, Series O (GO)
	5.00%, 08/01/15	523,340
1,455,000	New Jersey State, Series S (GO)
	5.00%, 08/15/19	1,696,123
1,000,000	New Jersey Transportation Trust Fund Authority, Series A (RB)
	5.00%, 12/15/19	1,145,200
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
625,000	4.00%, 06/15/18	680,937
250,000	5.00%, 06/15/19	284,573
750,000	5.00%, 06/15/20	855,562
2,345,000	New Jersey Transportation Trust Fund Authority, Series B (RB)
	5.00%, 06/15/18	2,642,323
2,350,000	New Jersey Transportation Trust Fund Authority, Series D (RB)
	5.00%, 12/15/17	2,644,102
150,000	State of New Jersey, Series Q (GO)
	5.00%, 08/15/18	172,220
925,000	State of New Jersey, Various Purposes (GO)
	5.00%, 06/01/18	1,056,664
		20,921,328
New Mexico: 0.6%
1,075,000	New Mexico Finance Authority, State Transportation Commission (RB)
	4.00%, 06/15/16	1,148,551
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB)
	5.00%, 12/15/16	275,688
		1,424,239
New York: 14.0%
750,000	City of New York, Series A-1 (GO)
	5.00%, 08/01/18	865,432
	City of New York, Series E (GO)
250,000	4.00%, 08/01/16	267,968
850,000	5.00%, 08/01/17	958,732
1,410,000	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW)
	5.00%, 05/01/19	1,636,305
500,000	Long Island Power Authority, Electric System, Series A (RB)
	5.00%, 05/01/16	535,555
	Metropolitan Transportation Authority, Series D (RB)
520,000	5.00%, 11/15/17	591,417
400,000	5.00%, 11/15/18	464,460
445,000	New York City Transitional Finance Authority, Series D (RB)
	5.00%, 11/01/15	471,589
500,000	New York City Transitional Finance Authority, Sub Series F-1 (RB)
	5.00%, 02/01/17	555,585
	New York City, Series B (GO)
500,000	5.00%, 08/01/17	563,960
275,000	5.00%, 08/01/18	317,325
600,000	New York City, Series D (GO)
	5.00%, 10/01/17	680,172
375,000	New York City, Series F-1 (GO)
	5.00%, 03/01/16	402,623
1,000,000	New York City, Series G (GO)
	5.00%, 08/01/19	1,173,410
1,400,000	New York City, Series G-3 (GO)
	5.00%, 03/01/17	1,558,522
	New York City, Series I (GO)
550,000	5.00%, 08/01/17	620,356
1,500,000	New York City, Series K (GO)
	5.00%, 08/01/17	1,691,880
430,000	New York City, Subseries A-1 (GO)
	5.00%, 10/01/15	453,964
500,000	New York State Dormitory Authority, Colombia University, Series A (RB)
	5.00%, 10/01/18	583,425
	New York State Dormitory Authority, State Personal Income Tax (RB)
260,000	5.00%, 02/15/18	297,128
500,000	5.00%, 02/15/20	590,170
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	5.00%, 02/15/18	285,700
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
300,000	5.00%, 02/15/19	349,803
525,000	5.00%, 02/15/20	619,678
1,400,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
	4.00%, 03/15/19	1,573,978
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
	5.00%, 06/15/18	1,151,940
1,000,000	New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (RB)
	5.00%, 04/01/16	1,076,860
800,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
	5.00%, 04/01/19	928,568
1,350,000	New York State Thruway Authority, Series A (RB)
	5.00%, 05/01/19	1,567,350
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
1,000,000	5.00%, 03/15/17	1,116,590
300,000	5.00%, 03/15/18	343,833
450,000	5.00%, 03/15/19	526,036
	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
250,000	5.00%, 03/15/17	279,148
500,000	5.00%, 03/15/18	573,055
1,865,000	5.00%, 12/15/18	2,175,597
	New York State, Series A (GO)
1,200,000	3.00%, 02/01/16	1,249,008
500,000	3.00%, 03/01/16	521,480
275,000	State of New York Municipal Bond Bank Agency, Special School Purpose, Series A (RB) (SAW)
	5.00%, 12/01/19	322,209
	Tobacco Settlement Financing Corp. (RB)
1,000,000	5.00%, 06/01/17	1,121,440
2,000,000	5.00%, 06/01/18	2,300,880
400,000	Town of Oyster Bay, New York Public Improvement (GO)
	3.00%, 08/15/17	418,300
500,000	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM)
	3.00%, 03/01/18	521,900
		34,303,331
North Carolina: 4.6%
500,000	County of Guilford, Series A (GO)
	5.00%, 03/01/16	537,245
250,000	County of Mecklenburg, Series A (GO)
	5.00%, 12/01/17	285,150
	North Carolina Eastern Municipal Power Agency, Series B (RB)
250,000	5.00%, 01/01/16	266,028
1,000,000	5.00%, 01/01/17	1,098,350
1,000,000	North Carolina State, Capital Improvement Limited Obligation Bonds, Series B (RB)
	5.00%, 11/01/18	1,162,880
1,470,000	North Carolina State, Department of State Treasurer (RB)
	5.00%, 03/01/16	1,574,664
1,000,000	North Carolina State, Grant Anticipation Revenue (RB)
	5.00%, 03/01/19	1,156,010
	North Carolina State, Series A (GO)
300,000	5.00%, 03/01/17	334,785
275,000	5.00%, 03/01/19	322,427
2,800,000	North Carolina State, Series B (GO)
	5.00%, 06/01/18	3,234,924
500,000	North Carolina State, Series C (GO)
	3.50%, 05/01/16	527,815
260,000	North Carolina State, Series E (GO)
	5.00%, 05/01/16	281,271
300,000	North Carolina Turnpike Authority, Monroe Connector System (RB)
	5.00%, 07/01/18	343,983
200,000	State of North Carolina, Series C (GO)
	5.00%, 05/01/20	239,200
		11,364,732
Ohio: 1.9%
750,000	Ohio Air Quality Development Authority, Series A (RB)
	3.75%, 12/03/18 (p)	781,942
1,000,000	Ohio State Water Development Authority, Series B (RB)
	4.00%, 06/03/19 (p)	1,057,050
450,000	State of Ohio, Higher Education, Series B (GO)
	5.00%, 08/01/16	491,720
1,000,000	State of Ohio, Higher Education, Series C (GO)
	5.00%, 08/01/16	1,092,710
400,000	State of Ohio, Major New State Infrastructure Project, Series 3 (RB)
	5.00%, 12/15/15	426,140
850,000	State of Ohio, Water Development Authority, Series A (RB)
	3.38%, 07/01/15 (p)	866,286
		4,715,848
Pennsylvania: 4.3%
650,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) (AGM)
	5.00%, 06/15/18	744,770
	Commonwealth of Pennsylvania, First Refunding Series (GO)
1,000,000	5.00%, 07/01/17	1,126,540
1,000,000	5.00%, 07/01/18	1,154,070
	Commonwealth of Pennsylvania, First Series (GO)
1,105,000	5.00%, 11/15/18	1,286,596
1,000,000	5.00%, 04/01/19	1,166,110
300,000	5.00%, 06/01/19	350,796
1,700,000	Commonwealth of Pennsylvania, Second Refunding Series (GO)
	5.00%, 07/01/17	1,915,118
200,000	Commonwealth of Pennsylvania, Second Series (GO)
	5.00%, 10/15/15	211,396
300,000	Commonwealth of Pennsylvania, Third Series C (GO)
	5.00%, 07/15/16	327,009
	Pennsylvania Economic Development, Unemployment Compensation, Series A (RB)
200,000	5.00%, 07/01/15	208,736
550,000	5.00%, 07/01/17	620,620
1,250,000	5.00%, 07/01/18	1,445,200
		10,556,961
Puerto Rico: 0.4%
1,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB)
	4.25%, 08/01/17	886,240
South Carolina: 1.4%
1,000,000	Piedmont Municipal Power Agency, Series A (RB)
	5.00%, 01/01/17	1,098,600
	South Carolina Public Service Authority, Series B (RB)
1,160,000	5.00%, 12/01/15	1,232,686
1,000,000	5.00%, 12/01/18	1,160,490
		3,491,776
Tennessee: 0.4%
485,000	City of Memphis, Electric System Revenue (RB)
	5.00%, 12/01/16	535,440
400,000	Metropolitan Government of Nashville and Davidson County, Series A (GO)
	5.00%, 07/01/18	462,128
		997,568
Texas: 5.5%
500,000	City of Dallas (GO)
	5.00%, 02/15/18	571,775
550,000	City of Dallas, Fort Worth International Airport, Series B (RB)
	5.00%, 11/01/18	637,103
750,000	City of Houston, Combined Utility System, Series C (RB)
	5.00%, 11/15/15	796,117
	City of Houston, Series A (GO)
460,000	5.00%, 03/01/18	527,027
550,000	5.00%, 03/01/20	1,408,341
300,000	City of San Antonio Texas, Series D (RB)
	5.00%, 02/01/17	333,192
500,000	Dallas Independent School District (GO)
	4.00%, 08/15/16	536,740
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB)
	5.00%, 11/01/16	275,250
375,000	Harris County, Texas Permanent Improvement, Series B (GO)
	5.00%, 10/01/19	442,324
	Lower Colorado River Authority (RB)
935,000	4.00%, 05/15/18	1,032,492
630,000	5.00%, 05/15/16	679,877
300,000	Lower Colorado River Authority, LCRA Transmission Service Corp. Project, Series A (RB)
	5.00%, 05/15/17	334,014
1,500,000	Lower Colorado River Authority, Series B (RB)
	5.00%, 05/15/19	1,732,155
500,000	Northside Independent School District (GO)
	2.00%, 08/01/19 (p)	510,520
1,410,000	Texas Public Finance Authority (GO)
	5.00%, 10/01/18	1,640,873
1,050,000	Texas Public Finance Authority, Unemployment Compensation, Series B (RB)
	5.00%, 07/01/15 (c)	1,096,462
250,000	Texas State University System, Board of Regents (RB)
	5.00%, 03/15/18	286,528
500,000	Texas Transportation Commission, Highway Improvement, Series A (GO)
	5.00%, 04/01/19	586,765
		13,427,555
Utah: 1.1%
	State of Utah, Series C (GO)
1,000,000	5.00%, 07/01/17	1,128,400
650,000	5.00%, 07/01/18	752,589
825,000	Utah State Board of Regents, Series EE-2 (RB)
	4.50%, 11/01/17	924,313
		2,805,302
Virginia: 0.5%
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
	5.00%, 02/01/19	580,415
500,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A-1 (RB)
	5.00%, 09/01/17	565,720
		1,146,135
Washington: 3.1%
	City of Seattle, Municipal Light and Power, Series B (RB)
400,000	5.00%, 02/01/17	443,836
555,000	5.00%, 06/01/19	650,388
265,000	Port of Seattle, Passenger Facility Charge Revenue, Series A (RB)
	5.00%, 12/01/17	299,084
475,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO)
	5.00%, 07/01/17	534,959
500,000	Washington State, Motor Vehicle Fuel Tax, Series R-C (GO)
	5.00%, 07/01/19	587,900
465,000	Washington State, Various Purpose, Series A (GO)
	5.00%, 08/01/18	538,149
500,000	Washington State, Various Purpose, Series B (GO)
	5.00%, 07/01/17	563,115
	Washington State, Various Purpose, Series R-A (GO)
1,540,000	5.00%, 01/01/18	1,755,739
1,000,000	5.00%, 01/01/19	1,164,920
250,000	Washington State, Various Purpose, Series R-C (GO)
	5.00%, 07/01/19	293,950
675,000	Washington State, Various Purpose, Series R-D (GO)
	5.00%, 07/01/15	704,801
		7,536,841
Wisconsin: 0.3%
250,000	City of Milwaukee, Series N2 (GO)
	5.00%, 05/01/19	293,253
	State of Wisconsin, Series 2 (GO)
305,000	5.00%, 11/01/18	355,783
150,000	5.00%, 05/01/19	176,028
		825,064
Total Municipal Bonds (Cost: $240,784,089)		242,244,412

Number of Shares
MONEY MARKET FUND: 0.4% (Cost: $936,525)
936,525	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	936,525
Total Investments: 98.9% (Cost: $241,720,614)		243,180,937
Other assets less liabilities: 1.1%		2,658,521
NET ASSETS: 100.0%		$245,839,458

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	1.4%	$3,498,714
Bond Bank	0.1	322,209
Development	3.8	9,243,318
Education	5.0	12,258,545
Facilities	3.9	9,435,241
General Obligation	50.7	123,468,026
Higher Education	5.1	12,344,020
Medical	3.7	8,938,100
Pollution	0.4	1,009,470
Power	6.2	14,976,695
School District	2.4	5,814,807
Student Loan	0.4	924,313
Transportation	13.0	31,548,808
Utilities	1.0	2,393,176
Water	2.5	6,068,970
Money Market Fund	0.4	936,525
	100.0%	$243,180,937

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$242,244,412	$—	$242,244,412
Money Market Fund	936,525	—	—	936,525
Total	$936,525	$242,244,412	$—	$243,180,937

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2014 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels, if any, are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of July 31, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Municipal	$36,711,306	$64,254	$(2,613,463)	$(2,549,209)
High-Yield	1,084,121,099	43,402,991	(31,677,986)	11,725,005
Intermediate	670,742,869	16,465,502	(2,070,287)	14,395,215
Long	76,630,229	3,101,558	(955,589)	2,145,969
Pre-Refunded	33,870,760	428,165	(39,424)	388,741
Short High-Yield	61,703,734	591,367	(390,735)	200,632
Short	241,719,987	2,077,258	(616,308)	1,460,950

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: September 26, 2014

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: September 26, 2014